SEC Registration Nos.
2-56809 and 811-2633

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 47 XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 47 XX

First Variable Rate Fund for Government Income

(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4881

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

__ Immediately upon filing pursuant to paragraph (b) of Rule 485.	XXon April 30, 2007, pursuant to paragraph (b) of Rule 485.

__ 60 days after filing pursuant to paragraph (a) of Rule 485	__ on (date) pursuant to paragraph (a) of Rule 485


Prospectus

Calvert First Government
Money Market Fund
April 30, 2007

Calvert
Investments That Make A Difference

A UNIFI Company

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
April 30, 2007

CALVERT FIRST GOVERNMENT MONEY MARKET FUND

About the Fund
2	Objective
2	Principal Investment Strategies
2	Principal Risks
5	Fees and Expenses

About Your Investment
6	About Calvert
7	Advisory Fees
7	How to Buy Shares/Getting Started
7	Choosing a Share Class
8	Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charge
9	Distribution and Service Fees
9	Account Application
10	How Shares are Priced
11	When Your Account Will be Credited
11	Other Calvert Features/Policies
(Exchanges, Minimum Account Balance, etc.)
14	Dividends, Capital Gains and Taxes
16	How to Sell Shares
19	Financial Highlights

Objective

Calvert First Government Money Market Fund (the "Fund") is a U.S. Government-only money market fund that seeks to earn the highest possible yield consistent with safety, liquidity, and preservation of capital. In pursuing its objective, the Fund invests only in U.S. Government obligations, including such obligations subject to repurchase agreements with recognized securities dealers and banks. The Fund seeks to maintain a constant net asset value of $1.00 per share.

Principal Investment Strategies

The Fund invests in money market instruments issued by the U.S. Treasury, such as U.S. Treasury bills and U.S. Treasury notes and bonds having short-term maturities, or by U.S. Government agencies and instrumentalities (collectively referred to herein as "U.S. Government obligations"). The Fund may invest in these securities directly or through repurchase agreements and variable-rate demand notes. All investments must comply with the SEC's money market fund requirements per Rule 2a-7 of the Investment Company Act of 1940, as amended.

Principal Risks

o

Investments in obligations not guaranteed by the full faith and credit of the U.S. Government are subject to the ability of the issuer to make payment at maturity. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively.   Securities issued by government-sponsored enterprises ("GSEs") such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government.  Such securities are only supported by the credit of the GSE.

o

The Fund's yield will change in response to market interest rates. In general, as market rates go up so will the Fund's yield, and vice versa. Although the Fund tries to keep the value of its shares constant at $1.00 per share, changes in market rates, and/or sudden credit deterioration of a holding could cause the value to decrease. The Fund limits the amount invested in any one issuer to try to lessen exposure.

o

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

First Government Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class O shares, the Fund's oldest class, has varied from year to year. The tables compare the Fund's returns over time to the Lipper U.S. Government Money Market Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other Classes of shares offered by this prospectus will be lower than the return of the Class O shares shown in the bar chart, as a result of the expenses of those Classes. Neither the bar chart nor the tables reflect any sales charge that you may be required to pay upon redemption of the Fund's Class B or C shares, and no sales charge has been applied to the index used for comparison in the tables. Any sales charge will reduce your return.

First Government Class O
Year-By-Year Total Return

Best Quarter (of periods shown)	Q4 '00	1.47%
Worst Quarter (of periods shown)	Q1 '04	0.08%

Average Annual Total Returns (as of 12.31.06)
	1 year	5 years	10 years
Calvert First Government Class O	4.30%	1.83%	3.25%
Lipper U.S. Government Money Market Funds Average	4.26%	1.77%	3.27%

Average Annual Total Returns (as of 12.31.06)
	1 year	5 years	Since
			Inception
			(4/1/98)
Calvert First Government Class B	2.97%	0.86%	1.90%
Lipper U.S. Government Money Market Funds Average	4.26%	1.77%	*

* For comparison purposes to Lipper, performance as of 4/30/98 is as follows: Class B is 1.88%; and Lipper U.S. Government Money Market Funds Average is 2.98%.

Average Annual Total Returns (as of 12.31.06)
	1 year	5 years	Since
			Inception
			(6/1/98)
Calvert First Government Class C	2.97%	0.86%	1.86%
Lipper U.S. Government Money Market Funds Average	4.26%	1.77%	*

* For comparison purposes to Lipper, performance as of 6/30/98 is as follows: Class C is 1.85%; and Lipper U.S. Government Money Market Funds Average is 2.93%.

For current yield information, call 800-368-2745, or visit Calvert's web site at www.calvert.com

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees	Class O	Class B	Class C
(paid directly from your account)

Maximum sales charge (load)	None	None	None
imposed on purchases
(as a percentage of offering price)

Maximum deferred sales charge (load)	None	5%[1]	1%[3]
(as a percentage of purchase or
redemption proceeds, whichever is lower)

Low balance fee	$3/month	N/A	N/A
(for accounts under $1,000)

Annual fund operating expenses[4]
(deducted from Fund assets)

Management fees	0.50%	0.50%	0.50%

Distribution and service (12b-1) fees	None	1.00%	1.00%

Other expenses[5]	0.23%	1.01%	1.33%

Total annual fund operating expenses[6]	0.73%	2.51%	2.83%

Less fee waiver and/or expense reimbursement	N/A	0.51%[2]	0.83%[2]

Net expenses	N/A	2.00%	2.00%

1  A contingent deferred sales charge ("CDSC") of up to 5% is imposed on the proceeds of Class B shares according to the CDSC schedule of the Fund in which the Class B shares were originally purchased. That charge is imposed as a percentage of net asset value at the time of purchase or redemption, whichever is less. See "Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges."

2  Calvert has contractually agreed to limit net annual fund operating expenses through April 30, 2008. The contractual expense cap is shown as "Net expenses"; this is the maximum amount of operating expenses that may be charged to Class B and Class C shares for this period. For purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. Only the Board of Trustees of the Fund may terminate the Fund's expense cap during the contractual period. The example below reflects the expense limit but only through the contractual date. Under those circumstances, where the Advisor has provided to the Fund a contractual expense limitation, and to the extent any expense offset credits are earned (as described in footnote 6), the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by credits earned. The amount the Advisor benefited from the credit was 0.02% for each of Class B and Class C, for the most recent fiscal year.  See "Investment Advisor" in the Statement of Additional Information ("SAI").

3  A contingent deferred sales charge of 1% is imposed on the proceeds of Class C shares redeemed within one year of the purchase of the Class C shares in the original Fund. That charge is imposed as a percentage of net asset value at the time of purchase or redemption, whichever is less. See "Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges."

4  Annual fund operating expenses are based on the Fund's most recent fiscal year. Management fees include the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor, Calvert Asset Management Company, Inc.

5  "Other expenses" includes custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties that provide recordkeeping and other administrative services.

6  Total annual fund operating expenses reflect an indirect fee and fees before waivers. Indirect fees result from the Fund's expense offset arrangements with its custodian banks whereby the custodian fees may be paid indirectly by credits earned on the Fund's cash on deposit with the banks. These credits are used to reduce the Fund's expenses. The amount of this credit received by the Fund, if any, during the most recent fiscal year is reflected in the Financial Highlights Section, as the difference between line items "Expenses Before Offsets" and "Net Expenses." Net operating expenses after reductions for fees paid indirectly and fee waivers were 0.71% for Class O, for the year ended December 31, 2006.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

o	You invest $10,000 in the Fund for the time periods indicated;
o	You reinvest all dividends and distributions;
o	Your investment has a 5% return each year; and
o	The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Class	Number of Years Investment is Held
	1 Year	3 Years	5 Years	10 Years
O	$75	$233	$406	$906
B w/redemption	$703	$1,133	$1,490	$2,364
B w/o redemption	$203	$733	$1,290	$2,364
C w/ redemption	$303	$799	$1,421	$3,097
C w/o redemption	$203	$799	$1,421	$3,097

About Calvert

Calvert Asset Management Company, Inc. ("Calvert"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the Fund's investment advisor. Calvert provides the Fund with investment supervision and management and office space, furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of March 31, 2007, Calvert was the investment advisor for 40 mutual fund portfolios, including the first family and broadest array of socially screened funds, and had over $14 billion in assets under management.

Advisory Fees

The aggregate annual advisory fee paid to Calvert by the Fund for the most recent fiscal year as a percentage of the Fund's average daily net assets was 0.25%. Note, the advisory fee does not include administrative service fees. A discussion regarding the basis for the Board's approval of the Fund's advisory agreement is available in the annual report for the year ended December 31, 2006.

HOW TO BUY SHARES

Getting Started - Before You Open an Account

You have a few decisions to make before you open an account in a mutual fund.

First, decide which fund or funds best suits your needs and your goals.

Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gift/Transfer to Minor Accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, Qualified Profit-Sharing and Money Purchase Plans, Simple IRAs, SEP-IRAs, 403(b)(7) accounts, and several other types of accounts. Minimum investments are lower for the retirement plans.

Unless you are exchanging Class B shares or Class C shares of another Calvert Fund, you may only purchase Class O shares of the Fund.

Choosing a Share Class

The Fund offers three classes of shares, Class O, B, and C. Investors may purchase Class O directly. Class B and C may be purchased only by exchange from the same Class of another Calvert Fund.

Class O

Class O shares are sold with no front-end sales charge at the time of purchase and no back-end load when they are redeemed. Class O has no distribution plan under Rule 12b-1.

Class B

Class B shares may be purchased only by exchange from Class B shares of another Calvert Fund. Class B shares are sold without a sales charge at the time of purchase, but are subject to a deferred sales charge of up to 5% upon redemption, determined in accordance with the schedule of the original Fund. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you and is retained by CDI. See "Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges" below. Class B has a distribution plan under Rule 12b-1.

Class B shares will automatically convert to Class O shares, according to the conversion schedule of the Class B shares of the original Fund. The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares.

Class C

Class C shares may be purchased only by exchange from Class C shares of another Calvert Fund. Class C shares are sold without a sales charge at the time of purchase, but are subject to a deferred sales charge of 1% upon redemption within one year of the purchase of the Class C shares in the original Fund. The deferred sales charge is deducted from the redemption proceeds otherwise payable to you and is retained by CDI. See "Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges" below. Class C has a distribution plan under Rule 12b-1.

Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charge

The CDSC will not be charged on shares you received as dividends or from capital gains distributions or on any capital appreciation (gain in the value) of shares that are sold.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

The CDSC on Class B Shares will be waived in the following circumstances:

o

Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. "Disability" means a total disability as evidenced by a determination by the U.S. Social Security Administration.

o

Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.

o	The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal Revenue Code ("Code") of 1986, as amended.
o	Involuntary redemptions of accounts under procedures set forth by the Fund's Board of Trustees.
o

A single annual withdrawal under a systematic withdrawal plan of up to 10% per year of the shareholder's account balance, but no sooner than nine months from purchase date. This systematic withdrawal plan requires a minimum account balance of $50,000 to be established.

Distribution and Service Fees

Class B and C have adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay annual distribution fees of 0.75% for the sale and distribution of its shares. The distribution plan also pays service fees of 0.25% to persons (such as your financial professional) for services provided to shareholders. See "Method of Distribution" in the SAI for further discussion of these services. Because these distribution and service fees are paid out of Class assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The table below shows the maximum annual percentage payable under the distribution plan, and the amount actually paid by each class for the most recent fiscal year. The fees are based on average daily net assets.

Maximum Payable under Plan/Amount Actually Paid
Class O        None/None*
Class B        1.00%/1.00%**
Class C        1.00%/1.00%***

*  Class O does not have a distribution plan under Rule 12b-1. However, from its own resources, CDI may pay broker/dealers service fees of up to 0.05% of the Class O average daily net assets maintained by such broker/dealers.

**  Class B pays broker/dealers a service fee of 0.25%.  The service fee begins to accrue in the 1st month after purchase.  Class B shares may be purchased only by exchange from Class B shares of another Calvert Fund.  See "How to Buy Shares -- Choosing a Share Class."

***  Class C pays broker/dealers a service fee of 0.25% and additional compensation of 0.75% for a total annual percentage rate of 1%.  These fees begin to accrue in the 13th month after purchase.  Class C shares may be purchased only by exchange from Class C shares of another Calvert Fund.  See "How to Buy Shares -- Choosing a Share Class."

Account Application

Complete and sign an application for each new account. Please specify which class of shares you wish to purchase. For more information, contact your financial professional or our shareholder services department at 800-368-2748.

Minimum To Open an Account          Minimum additional investments

                  $2,000                                                  $250

(the Fund may charge a $2 service fee on subsequent purchases of less than $250)

Calvert may waive minimums for initial and subsequent purchase for investors who purchase shares through certain omnibus accounts.

Please make your check payable to the Fund and mail it to:

New Accounts	Subsequent Investments
(include application)	(include investment slip)

Calvert	Calvert
P.O. Box 219544	P.O. Box 219739
Kansas, City MO	Kansas City, MO
64121-9544	64121-9739

By Registered,	Calvert
Certified, or	c/o BFDS
Overnight Mail:	330 West 9th St.
Kansas City, MO 64105-1807

Please note that there are some federal holidays, such as Columbus Day and Veterans Day, when the Fund is open but federal wires cannot be received because the banks and post offices are closed.

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account.  The Fund requires your name, date of birth, residential street address or principal place of business, social security number, and employer identification number or other governmental issued identification when you open an account in order to verify your identity.  The Fund may place limits on account transactions while it is in the process of attempting to verify your identity.  If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

How Shares are Priced

The price of shares is based on the Fund's net asset value ("NAV"). The NAV is computed per class by adding the value of the Fund's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. Securities held by the Fund are valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1.00 per share.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (generally 4 p.m. ET). The Fund is open for business each day the NYSE is open.

When Your Account Will Be Credited

Your purchase will be processed at the NAV next  calculated after your order is received in good order, as defined below, and accepted. All of your purchases must be made in U.S. dollars. No cash or third-party checks will be accepted. No credit card or credit loan checks will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent; however, as a convenience, check purchases received at Calvert's office in Bethesda, Maryland, will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. Any purchase less than the $250 minimum for subsequent investments may be charged a service fee of $2. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See "Request in Good Order."

Earning Dividends

If the Transfer Agent receives your wire purchase by 5 p.m. ET, your account will begin earning dividends on the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone. Purchases received by check will begin earning dividends the next business day after they are credited to the account.

OTHER CALVERT FEATURES/POLICIES

Calvert Information Network

For 24 hour performance and account information, call 800-368-2745 or visit www.calvert.com.

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services

By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, the Fund requires a signature guarantee to verify your signature. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee.

Calvert Money Controller

Calvert Money Controller allows you to purchase or sell shares by electronic funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before redemption requests will be honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. Calvert Money Controller transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions

You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that include common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker/dealer or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert Funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares may only be exchanged for shares of the same class of another Calvert Fund, and the exchange must satisfy the minimum investment amount for that Calvert Fund.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veterans Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

The Fund and CDI reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only). Orders are canceled within one business day, and the purchase price is returned to the investor. The Fund and CDI also may modify any terms or conditions of purchase of shares of the Fund (upon prior notice) or withdraw all or any part of the offering made by this prospectus.

The Fund's Board has adopted policies and procedures in an effort to detect and prevent market timing. The Fund is a series of First Variable Rate Fund for Government Income ("FVRF"), which believes that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor to implement a Fund's investment strategies. In addition, market timing can disrupt the management of a Fund and raise its expenses through:  increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease a Fund's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, a Fund or Calvert at its discretion may reject any purchase or exchange request it believes to be market timing.

There is no guarantee that Calvert will detect or prevent market-timing activity.

Note: This Market Timing Policy does not apply to money market funds but may apply to other funds that may be offered by FVRF in the future.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request to receive electronic delivery of prospectuses and annual and semi-annual reports by calling customer service at 1-800-368-2745.

Combined General Mailings (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call customer service at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges

The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25. The Fund will charge a service fee of $25 for drafts returned for insufficient or uncollected funds.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Minimum Account Balance / Low Balance Fee

Please maintain a balance in each of your accounts of at least $1,000 per class. If the balance in your Class O account falls below the minimum during a month, a $3 monthly low balance fee will be charged to your account.

If the balance in your account falls below the minimum during a month, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed if the balance is not brought up to the required minimum within 30 days.

Dividends, Capital Gains and taxes

The Fund accrues dividends daily and pays them monthly from its net investment income. Net investment income consists of interest income and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge) unless you elect to have amounts of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Federal Taxes

If taxable income or gains paid to you in the past year exceed $10, the Fund will mail to you Form 1099-DIV indicating the federal tax status of such payments. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

How to Sell Shares

You may redeem all or a portion of your shares on any day the Fund is open for business, provided the amount requested is not on hold. When you purchase by check or with Calvert Money Controller (electronic funds transfer), the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected. Drafts written during the hold period will be returned for uncollected funds.

Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable CDSC). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven (7) days to make payment. Calvert Money Controller redemptions generally will be credited to your bank account by the second business day after your phone call. The Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. Please note that there are some federal holidays, however, such as Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

The Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less, by making redemptions-in-kind (distributions of pro rata shares of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from the Fund to the shareholder. The shareholder will also bear any market risks associated with the security until the security can be sold.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone - call 800-368-2745

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000.

Written Requests

Send your written requests to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544. Your letter should include your account number, fund/class name and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Draftwriting

You may redeem shares in your account by writing a draft for at least $250. If you complete and return the signature card for Draftwriting, the Fund will mail bank drafts to you, printed with your name and address. Drafts may not be ordered until your initial purchase has cleared. Calvert will provide printed drafts (checks). You may not print your own. Any customer-printed checks will not be honored and will be returned without notice. The Fund will charge a service fee of $25 for drafts returned for insufficient or uncollected funds and for any stop payments on drafts. As a service to shareholders, shares may be automatically transferred between your Calvert money market accounts to cover drafts you have written. The signature of only one authorized signer is required to honor a draft.

Systematic Check Redemptions

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be charged the CDSC.

Corporations and Associations

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts

Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)

Through your Broker/Dealer

Your broker/dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Request in Good Order

All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in "good order." This means that your request must include:

o	The Fund name and account number.
o	The amount of the transaction (in dollars or shares).
o	Signatures of all owners exactly as registered on the account (for mail requests).
o	Signature guarantees (if required).*
o	Any supporting legal documentation that may be required.
o	Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the NAV next computed after the Transfer Agent has received all required information.

Purchase and Redemption of Shares Through a Financial Intermediary

The Fund has authorized one or more broker/dealers to accept on its behalf purchase and redemption orders.  Such broker/dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, accepts the order in good order.  The customer orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker/dealer or the broker/dealer's authorized designee.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five fiscal years. The Fund's fiscal year end is December 31. Certain information reflects financial results for a single share by Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information has been derived from the Fund's financial statements, which were audited by KPMG LLP. Their report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.

Financial Highlights

	Years Ended
	December 31,	December 31,	December 31,
Class O Shares	2006	2005	2004

Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.042	.025	.007
Distributions from
Net investment income	(.042)	(.025)	(.007)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	4.33%	2.50%	0.66%#
Ratios to average net assets: A
Net investment income	4.24%	2.46%	.65%
Total expenses	.73%	.76%	.78%
Expenses before offsets	.73%	.76%	.77%
Net expenses	.71%	.75%	.77%
Net assets, ending (in thousands)	$172,003	$165,619	$178,215

	Years Ended
	December 31,	December 31,
Class O Shares	2003	2002
Net asset value, beginning	$1.00	$1.00
Income from investment operations
Net investment income	.005	.012
Distributions from
Net investment income	(.005)	(.012)
Net asset value, ending	$1.00	$1.00

Total return*	0.52%	1.19%
Ratios to average net assets: A
Net investment income	.53%	1.18%
Total expenses	.78%	.75%
Expenses before offsets	.78%	.75%
Net expenses	.77%	.75%
Net assets, ending (in thousands)	$175,282	$205,780

Financial Highlights

	Years Ended
	December 31,	December 31,	December 31,
Class B Shares	2006	2005	2004
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.029	.012	**
Distributions from
Net Investment Income	(.029)	(.012)	**
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	2.99%	1.25%	.03%
Ratios to average net assets: A
Net investment income	2.95%	1.15%	.03%
Total expenses	2.51%	2.45%	2.30%
Expenses before offsets	2.02%	2.01%	1.42%
Net expenses	2.00%	2.00%	1.41%
Net assets, ending (in thousands)	$1,782	$2,048	$2,862

	Years Ended
	December 31,	December 31
Class B Shares	2003	2002
Net asset value, beginning	$1.00	$1.00
Income from investment operations
Net investment income	**	.001
Distributions from
Net investment income	**	(.001)
Net asset value, ending	$1.00	$1.00

Total return*	.02%	.06%
Ratios to average net assets: A
Net investment income	.01%	.09%
Total expenses	2.14%	2.17%
Expenses before offsets	1.30%	1.78%
Net expenses	1.30%	1.78%
Net assets, ending (in thousands)	$2,944	$4,874

Financial Highlights

	Years Ended
	December 31,	December 31,	December 31,
Class C Shares	2006	2005	2004
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.029	.012	**
Distributions from
Net investment income	(.029)	(.012)	**
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	2.98%	1.24%	.03%
Ratios to average net assets: A
Net investment income (loss)	2.92%	1.20%	.03%
Total expenses	2.83%	2.74%	2.70%
Expenses before offsets	2.02%	2.01%	1.43%
Net expenses	2.00%	2.00%	1.43%
Net assets, ending (in thousands)	$1,022	$1,320	$1,506

	Years Ended
	December 31,	December 31,
Class C Shares	2003	2002
Net asset value, beginning	$1.00	$1.00
Income from investment operations
Net investment income	**	.001
Distributions from
Net investment income	**	(.001)
Net asset value, ending	$1.00	$1.00

Total return*	.02%	.08%
Ratios to average net assets: A
Net investment income	(.02%)	.11%
Total expenses	2.65%	2.72%
Expenses before offsets	1.33%	1.80%
Net expenses	1.33%	1.79%
Net assets, ending (in thousands)	$1,038	$1,303

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

#     On December 31, 2004, the Advisor voluntarily contributed $291,890 to the Fund's Class O shares to offset some embedded capital losses in the Fund's NAV, which are not deductible for tax purposes. This transaction was deemed a "payment by affiliate." This payment by affiliate is not available for distribution and therefore does not affect total return.

*     Total return is not annualized for periods less than one year.

**     Net investment income and distributions were less than $.001 per share.

To Open an Account:
800-368-2748

Performance and Prices:
www.calvert.com
Calvert Information Network
24 hours, 7 days a week
800-368-2745

Service for Existing Accounts:
Shareholders 800-368-2745
Brokers 800-368-2746

TDD for Hearing-Impaired:
800-541-1524

Calvert Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

Registered, Certified or
Overnight Mail:
Calvert
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

Calvert Website
Address: www.calvert.com

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for the Fund provides more detailed information about the Fund including a description of the Fund's policies and procedures with respect to the disclosure of its Portfolio holdings. The SAI is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Fund by contacting your financial professional, or the Fund at:

Calvert Group, Ltd.
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814

Telephone: 1-800-368-2745

The Fund's SAI and Annual and Semi-Annual Reports are available free of charge, on Calvert's website at the Internet address listed below:

Calvert Website
www.calvert.com

You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov.  Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investment Company Act file: no. 811-2633 (First Variable Rate Fund)


FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME
Calvert First Government Money Market Fund

4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814

Statement of Additional Information
April 30, 2007

New Account Information:	(800) 368-2748 (301) 951-4820	Shareholder Services:	(800) 368-2745

Broker Services:	(800) 368-2746 (301) 951-4850	TDD for the Hearing-Impaired:	(800) 541-1524

                This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the SAI in conjunction with the Prospectus of Calvert First Government Money Market Fund ("the Fund") dated April 30, 2007.  The Fund's audited financial statements, included in its most recent Annual Report to Shareholders, are expressly incorporated by reference and made a part of this SAI.  The prospectus and the most recent shareholder report may be obtained free of charge by writing the Fund at the above address or calling the Fund, or by visiting our website at www.calvert.com.

TABLE OF CONTENTS

Supplemental Information on Investment Policies and Risks	2
Investment Restrictions	4
Dividends, Distributions, and Taxes	5
Net Asset Value	6
Calculation of Yield	6
Purchase and Redemption of Shares	7
Trustees and Officers	7
Investment Advisor	15
Administrative Services Agent	15
Transfer and Shareholder Servicing Agents	16
Portfolio Holdings Disclosure	16
Personal Securities Transactions	17
Proxy Voting Disclosure	17
Process for Delivering Shareholder Communications to the Board of Trustees	18
Independent Registered Public Accounting Firm and Custodians	18
Method of Distribution	18
General Information	20
Control Persons and Principal Holders of Securities	20
Fund Service Providers	21
Appendix A-- Proxy Voting Guidelines

SUPPLEMENTAL INFORMATION ON INVESTMENT POLICIES AND RISKS

In pursuing its objective of earning the highest level of current income consistent with safety, liquidity, and preservation of capital, the Fund invests solely in debt obligations issued or guaranteed by the United States ("U.S."), its agencies or instrumentalities, assignments of interest in such obligations, and commitments to purchase such obligations. The Fund may invest in these securities directly or through repurchase agreements with, or variable-rate demand notes issued by, recognized securities dealers and banks.

Some of the types of Government securities the Fund buys may be sold at a premium which is not backed by a Government guarantee. Premiums are amortized over the life of the security; however, if a security should default or be prepaid, the Fund could realize as a loss the unamortized portion of such premium.

All of the Fund's investments maturing in more than 397 days will have a variable rate feature under which the yield is adjusted periodically based upon changes in money market rates such as the prime rate. Such adjustments will be made at least semi-annually. Variable rate securities minimize the wide fluctuations in capital value that represent the traditional drawback to such long-term investments; but this also means that should interest rates decline, the amount of return paid by the Fund will decline and the Fund will forego the opportunity of capital appreciation on its portfolio securities.

U.S. Government-backed Obligations

The Fund may invest in debt and mortgage-backed securities issued by GNMA, commonly known as Ginnie Maes, and other U.S. Government-backed obligations.

GinnieMaes. Ginnie Maes are typically interests in pools of mortgage loans insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after approval from GNMA, is offered to investors through various securities dealers. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are backed by the full faith and credit of the United States, which means that the U.S. Government guarantees that interest and principal will be paid when due.

U.S. Treasury Obligations.Direct obligations of the U.S. Treasury are backed by the full faith and credit of the United States. They differ only with respect to their rates of interest, maturities, and times of issuance. U.S. Treasury obligations consist of: U.S. Treasury bills (having maturities of one year or less), U.S. Treasury notes (having maturities of one to ten years), and U.S. Treasury bonds (generally having maturities greater than ten years).

Other U.S. Government Obligations.The Fund may invest in other obligations issued or guaranteed by the U.S. Government, its agencies, or its instrumentalities. (Certain obligations issued or guaranteed by a U.S. Government agency or instrumentality may not be backed by the full faith and credit of the United States.)

U.S. Government-Sponsored Obligations

Fannie Mae and Freddie Mac.The Fund may invest in debt and mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"), commonly known as Fannie Maes and Freddie Macs, respectively. Unlike Government National Mortgage Association ("GNMA") certificates, which are typically interests in pools of mortgages insured or guaranteed by government agencies, FNMA and FHLMC certificates represent undivided interests in pools of conventional mortgage loans. Both FNMA and FHLMC guarantee timely payment of principal and interest on their obligations, but this guarantee is not backed by the full faith and credit of the United States ("U.S.") Government. FNMA's guarantee is supported by its ability to borrow from the U.S. Treasury, while FHLMC's guarantee is backed by reserves set aside to protect holders against losses due to default.

Repurchase Agreements And Reverse Repurchase Agreements

The Fund may purchase debt securities subject to repurchase agreements, which are arrangements under which the Fund buys a security, and the seller simultaneously agrees to repurchase the security at a mutually agreed-upon time and price reflecting a market rate of interest.  Repurchase agreements are short-term money market investments, designed to generate current income.  The Fund engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement.

Repurchase agreements are not, however, without risk.   In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Fund would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the Fund's Board of Trustees. In addition, the Fund will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security.

While an underlying security may bear a maturity in excess of one year, repurchase agreements are generally for periods of less than one year.  Repurchase agreements not terminable within seven days are considered illiquid.

The Fund may also engage in reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells portfolio securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Fund intends to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Fund invests the proceeds is expected to exceed the amount the Fund will pay in interest to the other party to the agreement, plus all costs associated with the transactions. The Fund does not intend to borrow for leverage purposes. The Fund will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

During the time a reverse repurchase agreement is outstanding, the Fund will maintain in a segregated custodial account an amount of cash, U. S. Government securities, or other liquid, high-quality debt securities equal in value to the repurchase price. The Fund will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

The Fund's use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreement, the Fund may have been better off had it not entered into the agreement. However, the Fund will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Trustees. In addition, the Fund bears the risk that the market value of the securities it sold may decline below the agreed-upon repurchase price, in which case the dealer may request the Fund to post additional collateral.

When-Issued Purchases

Securities purchased on a when-issued basis and the securities held in the Fund are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates. Like the securities held in the Fund, securities purchased on a when-issued basis will generally appreciate in value when interest rates decline and depreciate in value when interest rates rise). Therefore, if in order to achieve higher interest income, the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets will vary. No new when-issued commitments will be made by the Fund if more than 50% of the Fund's net assets would become so committed.

When the time comes to pay for when-issued securities, the Fund will meet its obligations from then available cash flow, sale of securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital losses and capital gains which are not exempt from federal income tax. When-issued securities do not earn income until they have in fact been issued.

When the Fund purchases a when-issued security, it will maintain an amount of cash, cash equivalent (for example, commercial paper and daily tender adjustable notes) or short-term high-grade fixed income securities in a segregated account so that the amount so segregated equals the market value of the when-issued purchase thereby ensuring the transaction is unleveraged.

Obligations with Puts Attached

The Fund has authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when it can acquire at the same time the right to sell the securities back to the seller at an agreed upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "put."

Swap Agreements

The Fund may invest in swap agreements, which are derivatives that may be used to offset credit, interest rate, market, or other risks.  The Fund will only enter into swap agreements for hedging purposes.  The counterparty to any swap agreements must meet credit guidelines as determined by the Advisor.

The use of swaps is a highly specialized activity that involves investment techniques, costs, and risks (particularly correlation risk) different from those associated with ordinary portfolio securities transactions.  If the Advisor is incorrect in its forecasts of market variables, the investment performance of a Fund may be less favorable than it would have been if this investment technique were not used.

Credit default swaps are one type of swap agreement that a Fund may invest in. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer makes regular fixed payments in return for a contingent payment by the seller upon either (i) the occurrence of an observable credit event that affects the issuer of a specified bond or (ii) a change in the credit spread of a specified bond. The contingent payment compensates the protection buyer for losses suffered as a result of the credit event.  If the protection seller defaults on its obligation to make the payment, the Fund would bear the losses resulting from the credit event.  The Fund will only invest in credit default swaps for hedging purposes.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

The Fund has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund.  Reference to the "1940 Act" means the Investment Company Act of 1940, as amended.

(1) The Fund may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.

(2) The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry or group of industries (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby) or domestic bank money market instruments.

(3) The Fund may not issue senior securities or borrow money, except from banks and through reverse repurchase agreements in an amount up to 33 1/3% of the value of the Fund's total assets (including the amount borrowed).

(4) The Fund may not underwrite the securities of other issuers, except to the extent that the purchase of obligations, either directly from the issuer, or from an underwriter for an issuer, may be deemed to be an underwriting.

(5) The Fund may not invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate, or real estate mortgages.

(6) The Fund may not lend any security or make any loan, including engaging in repurchase agreements, if as a result, more than 33 1/3% of the Fund's total assets would be loaned to other parties, except through the purchase of debt securities or other debt instruments.

Under current law, a diversified investment company, with respect to 75% of its total assets, can invest no more than 5% of its total assets in the securities of any one issuer and may not acquire more than 10% of the voting securities of any issuer.  Under the interpretation of the SEC staff, "concentrate" means to invest 25% or more of total assets in the securities of issuers primarily engaged in any one industry.  Under current law, the Fund may underwrite securities only in compliance with the conditions of Sections 10(f) and 12(c) of the 1940 Act and the rules thereunder wherein the Fund may underwrite securities to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in selling a Fund security.

Nonfundamental Investment Restrictions

The Board of Trustees has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

(1) The Fund may not purchase common stocks, preferred stocks, warrants, or other equity securities.

(2) The Fund will not make any purchases of securities if borrowing exceeds 5% of total assets.

(3) The Fund may not sell securities short.

(4) The Fund may not write or purchase put or call options.

(5) With respect to Fundamental Investment Restriction (3) regarding borrowing, in order to secure any permitted borrowings and reverse repurchase agreements, the Fund may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of the Fund's total assets.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If for any reason it should fail to qualify, it would be taxed as a corporation, rather than passing through its income and gains to shareholders.

Distributions of realized net capital gains, if any, are normally paid once a year; however, the Fund does not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired.  Capital loss carryforwards as of December 31, 2006 for the Fund were $0.

Generally, dividends (including short-term capital gains) and distributions are taxable to the shareholders in the year they are paid.  However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared.

The Fund is required to withhold 28% of any reportable dividends and long-term capital gain distributions paid if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406 (a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount of dividends withheld.

Certain shareholders are, however, exempt from the backup withholding requirement.  Shareholders exempt from backup withholding include: corporations; financial institutions, tax-exempt organizations; individual retirement plans; the U.S., a state, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S.-registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to backup withholding but may instead be subject to withholding under sections 1441 or 1442 of the Code. Shareholders claiming exemption from backup withholding should call or write the Fund for further information.

Many states do not tax the portion of the Fund's dividends which is derived from interest on U.S. Government obligations. The law of the states varies concerning the tax status of dividends derived from U.S. Government obligations. Shareholders will be notified of the percentage of the income derived from U.S. Government obligations.  Accordingly, shareholders should consult their tax advisors about the tax status of dividends and distributions from the Fund in their respective jurisdictions.

NET ASSET VALUE

Shares of the Fund are issued and redeemed at the net asset value per share of the Fund.  The Fund attempts to maintain a constant net asset value of $1.00 per share.  The net asset value per share of the Fund is computed by dividing the total net assets (the value of the Fund's total assets, net of liabilities including accrued expenses and fees), by the total number of shares outstanding. The net asset value is calculated separately for each class.  The net asset value is determined every business day as of the close of the regular session of the New York Stock Exchange (generally, 4:00 p.m. Eastern time).  The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

The Fund's assets, including securities subject to repurchase agreements and commitments to purchase securities on a when-issued basis, are normally valued at their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

CALCULATION OF YIELD

From time to time, the Fund advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. Yield is calculated separately by class.  The "yield" refers to the actual income generated by an investment in the Fund over a particular base period of time. If the base period is less than one year, the yield is then "annualized." That is, the net change, exclusive of capital changes, in the value of a share during the base period is divided by the net asset value per share at the beginning of the period, and the result is multiplied by 365 and divided by the number of days in the base period. Capital changes excluded from the calculation of yield are: (1) realized gains and losses from the sale of securities, and (2) unrealized appreciation and depreciation. The "effective yield" is calculated like yield, but assumes reinvestment of earned income.  The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.  The Fund's "effective yield" for a seven-day period is its annualized compounded yield during the period, calculated according to the following formula:

Effective yield = (base period return + 1)365/7 -1

For the seven-day period ended December 31, 2006, the Fund's yield and effective yield were as follows:

	Yield	Effective Yield
Class O	4.47%	4.57%
Class B	3.17%	3.22%
Class C	3.17%	3.22%

The Fund's yield fluctuates in response to changes in interest rates and general economic conditions, portfolio quality, portfolio maturity, and operating expenses. Yield is not fixed or insured and therefore is not comparable to a savings or other similar type of account. Yield during any particular time period should not be considered an indication of future yield. It is, however, useful in evaluating the Fund's performance in meeting its investment objective.

PURCHASE AND REDEMPTION OF SHARES

The Fund has authorized one or more broker/dealers to accept on its behalf purchase and redemption orders.  Such broker/dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, accepts the order in good order.  The customer orders will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker/dealer or the broker/dealer's authorized designee.

The Fund has no arrangement with any person to permit frequent purchases and redemptions of Fund shares.

Share certificates will not be issued unless requested in writing by the investor. If share certificates have been issued, then the certificate must be delivered to the Fund's transfer agent with any redemption request.  This could result in delays.  If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case the original certificates are later presented by another person.  No certificates will be issued for fractional shares (see Prospectus, "How to Sell Your Shares"). Certain Class B and C Shares may be subject to a contingent deferred sales charge which is subtracted from the redemption proceeds (See Prospectus, "Calculation of Contingent Deferred Sales Charge").

Draft writing is available for the Fund (Class O).  Class O shareholders wishing to use the draft writing service should complete the signature card enclosed with the Investment Application. The draft writing service is not available for Class B and C Shares. The draft writing service will be subject to the customary rules and regulations governing checking accounts, and the Fund reserves the right to change or suspend the service. As a service to shareholders, the Fund may automatically transfer the dollar amount necessary to cover drafts you have written on the Fund to your Fund account from any other of your identically registered accounts in Calvert money market funds or Calvert Insured Plus. The Fund may charge a fee for this service.

When a payable through draft is presented to the Custodian for payment, a sufficient number of full and fractional shares from the shareholder's account to cover the amount of the draft will be redeemed at the net asset value next determined. If there are insufficient shares in the shareholder's account, the draft will be returned. Drafts presented for payment which would require the redemption of shares purchased by check or electronic funds transfer within the previous 10 business days will not be honored.

Purchasers of Fund shares begin receiving dividends on the next business day after an investment by check or wire is received by the Fund. Institutional purchases by bank wire received by the Fund's custodian prior to 12:30 p.m., Eastern Time, may receive dividends on the same business day provided that the Fund receives prior notification from the sender. Shareholders redeeming shares by telephone, electronic funds transfer or written request will receive dividends through the date that the redemption request is received; shareholders redeeming shares by draft will receive dividends through the date such draft is presented to the Fund for payment.

See the Prospectus for more details on purchases and redemptions.

TRUSTEES AND OFFICERS

The Board of Trustees of First Variable Rate Fund for Government Income ("First Variable Rate Fund" or the "Trust") supervises the Fund's activities and reviews its contracts with companies that provide it with services.  Business information is provided below about the Trustees.  "Disinterested" Trustees refers to those Trustees who are not interested persons as that term is defined in the 1940 Act and the rules thereunder.

Name & Age

Position with Fund

Position Start Date

Principal Occupation During Last 5 Years

(Not Applicable to Officers)

# of Calvert Portfolios Overseen

Other Directorships

DISINTERESTED TRUSTEES
RICHARD L. BAIRD, JR. AGE: 58	Trustee	1976	President and CEO ofAdagio Health, Inc. (formerly Family Health Council, Inc.) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.	26	None.
FRANK H. BLATZ, JR., Esq. AGE: 71	Trustee	1982	Of counsel to firm of Schiller & Pittenger, P.C. Mr. Blatz was an attorney in private practice in Fanwood, NJ from 1999 to 2004.	26	None.
DOUGLAS E. FELDMAN, M.D. AGE: 58	Trustee	1982	Managing partner of Feldman Otolaryngology, Head and Neck Surgery in Washington, D.C. A graduate of Harvard Medical School, he is Associate Professor of Otolaryngology, Head and Neck Surgery at Georgetown University and George Washington University Medical School, and past Chairman of the Department of Otolaryngology, Head and Neck Surgery at the Washington Hospital Center. He is included in The Best Doctors in America.	12	None.
PETER W. GAVIAN, CFA, ASA AGE: 74	Trustee	1980	Since 1976, President of Corporate Finance of Washington, Inc., a business appraisal firm. He is a Chartered Financial Analyst and an Accredited senior appraiser (business evaluation).	12	None.
JOHN G. GUFFEY, JR. AGE: 58	Trustee	1976	Treasurer and Director of Silby, Guffey and Co., Inc. a venture capital firm (inactive as of 2003). President, Aurora Press, Inc., 2002.	26	Ariel Funds (3) Calvert Foundation Calvert Ventures, LLC
M. CHARITO KRUVANT AGE: 61	Trustee	1996	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	26	Acacia Federal Savings Bank Summit Foundation The Community Foundation for the National Capital Region
ARTHUR J. PUGH AGE: 69	Trustee	1982	Retired executive.	26	Acacia Federal Savings Bank

INTERESTED TRUSTEES

BARBARA J. KRUMSIEK* AGE: 54

	Trustee & President	1997	President, Chief Executive Officer and Chairman of Calvert Group, Ltd. Prior to joining Calvert in 1997, Ms. Krumsiek had served as a Managing Director of Alliance Fund Distributors, Inc.	40	Calvert Foundation
DAVID R. ROCHAT* AGE: 69	Trustee & Senior Vice President	1980	Executive Vice President of Calvert Asset Management Company, Inc. and Director and President of Chelsea Securities, Inc.	12	Government Scientific Source, Inc. Chelsea Securities, Inc.

D. WAYNE SILBY, Esq.* AGE: 58

	Trustee & Chair	1976	Mr. Silby is Chairman of GroupServe Foundation, a software company focused on collaborative tools for non-profit groups. He was an officer and director of Silby, Guffey and Co., Inc., a venture capital firm (inactive as of 2003).	26	UNIFI Mutual Holding Company Calvert Foundation GrameenFoundation USA GroupServeFoundation Studio School Fund Syntao.com China
OFFICERS
KAREN BECKER Age: 54	Chief Compliance Officer	2005

Chief Compliance Officer for the Calvert Funds and Senior Vice President of the Calvert Group, Ltd.  Prior to 2005, Ms. Becker was Senior Vice President of Calvert Group, Ltd. and Head of Calvert Client Services.

SUSAN WALKER BENDER, Esq. AGE: 48	Assistant Vice President & Assistant Secretary	1988	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.
THOMAS DAILEY AGE: 42	Vice President	2004	Vice President of Calvert Asset Management Company, Inc.
IVY WAFFORD DUKE, Esq. AGE: 38	Assistant Vice President & Assistant Secretary	1996	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd. and since 2004, Chief Compliance Officer for Calvert Asset Management Company, investment advisor to the Funds.
STEVEN A. FALCI AGE: 47	Vice President	2003	Senior Vice President of Calvert Asset Management Company, Inc. Prior to joining Calvert in 2003, Mr. Falci was SVP and Senior Portfolio Manager at Principal Mellon Equity Associates.
TRACI L. GOLDT AGE: 33	Assistant Secretary	2004	Executive Assistant to General Counsel, Calvert Group, Ltd.
GREGORY B. HABEEB AGE: 57	Vice President	2004	Senior Vice President of Calvert Asset Management Company, Inc.
DANIEL K. HAYES AGE: 56	Vice President	1996	Senior Vice President of Calvert Asset Management Company, Inc.
HUI PING HO, CPA AGE: 42	Assistant Treasurer	2000	Tax Compliance Manager of Calvert Group, Ltd. and Assistant Fund Treasurer.
LANCELOT A. KING, Esq. AGE: 36	Assistant Vice President & Assistant Secretary	2002

Assistant Vice President, Assistant Secretary, and Associate General Counsel of Calvert Group, Ltd. Prior to joining Calvert in 2002, Mr. King was an associate with Mintz, Levin, Cohn, Ferris, Glovsky & Popeo.

EDITH LILLIE AGE: 50	Assistant Secretary	2007	Assistant Secretary and Regulatory Matters Manager of Calvert Group, Ltd.
AUGUSTO DIVO MACEDO, Esq. AGE: 44	Assistant Vice President & Assistant Secretary	2007

Assistant Vice President, Assistant Secretary, and Associate Counsel Compliance of Calvert Group, Ltd.  Prior to joining Calvert in 2005, Mr. Macedo served as 2nd Vice President at Acacia Life Insurance Company and The Advisors Group.

JANE B. MAXWELL Esq. AGE: 54	Assistant Vice President & Assistant Secretary	2005	Assistant Vice President, Assistant Secretary and Assistant General Counsel of Calvert Group, Ltd. Prior to joining Calvert in 2004, Ms. Maxwell was an associate with Sullivan & Worcester LLP.
ANDREW K, NIEBLER, Esq. AGE: 39	Assistant Vice President & Assistant Secretary	2006

Assistant Vice President, Assistant Secretary and Assistant General Counsel of Calvert Group, Ltd.  Prior to joining Calvert in 2006, Mr. Niebler was an associate with Cleary, Gottlieb, Steen & Hamilton for seven years.

CATHERINE P. ROY AGE: 51	Vice President	2004

Senior Vice President of Calvert Asset Management Company, Inc.  Prior to joining Calvert in 2004, Ms. Roy was Senior Vice President of US Fixed Income for Baring Asset Management, and SVP and Senior Portfolio Manager of Scudder Insurance Asset Management.

WILLIAM M. TARTIKOFF, Esq. AGE: 59	Vice President & Secretary	1990	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.
RONALD M. WOLFSHEIMER, CPA AGE: 54	Treasurer	1979	Senior Vice President and Chief Financial Officer and Administrative Officer of Calvert Group, Ltd. and Fund Treasurer.
MICHAEL V. YUHAS JR., CPA AGE: 45	Fund Controller	1999	Director of Fund Administration of Calvert Group, Ltd. and Fund Controller.

*Ms. Krumsiek is an interested person of the Fund since she is an Officer and Director of the Fund's Advisor and its affiliates.  Mr. Silby is an interested person of the Fund since he is a Director of the parent company of the Fund's Advisor.  Mr. Rochat is an interested person of the Fund since he is an Officer and Director of the Fund's Advisor.

The address of the Trustees and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, except for Mr. Silby, whose address is 1715 18th Street, N.W., Washington, DC  20009. Trustees and Officers of the Fund as a group own less than 1% of any class of the Fund's outstanding shares.

The Board of Trustees has the following standing Committees:

Governance Committee -- Addresses matters of fund governance, including policies on Trustee compensation and on Board and Committee structure and responsibilities; the functions of the Governance Committee of the Board also include those of a Nominating Committee, e.g. initiation and consideration of nominations for the appointment or election of disinterested Trustees of the Board.  The Governance Committee met five times in the past fiscal year.  As of December 31, 2006, Ms. Kruvant and Messrs. Baird, Blatz, Feldman, Gavian, Guffey and Pugh) comprise the Governance Committee.

Audit Committee -- Functions include the following: to approve and recommend to the Board independent accountants to conduct the annual audit of the Fund's financial statements; review with the independent public accountants the outline, scope, and results of the annual audit; and review the performance and fees charged by the independent public accountants for professional services.  In addition, the Audit Committee meets with the Fund's independent public accountants and representatives of Fund management to review accounting activities and areas of financial reporting and control.  The Audit Committee met five times in the past fiscal year.  As of December 31, 2006, Ms. Kruvant and Messrs. Baird, Blatz, Feldman, and Pugh comprise the Audit Committee.

Investment Policy Committee -- Addresses the policies and strategies of the Advisor and reviews compliance matters.  The Investment Policy Committee met four times in the past fiscal year.  Ms. Krumsiek and Messrs. Rochat, Gavian, Guffey and Silby comprise the Investment Policy Committee.

The Board of Trustees of the Fund has retained Lipper Analytical Services, Inc. to provide the Board with an independent analysis of investment performance and expenses for the Fund, in connection with the Board's annual consideration of the renewal of the Fund's investment advisory and underwriting agreements, as required by Section 15(c) of the 1940 Act.

The Trustees owned shares in the Fund and in all Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2006:

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee in Calvert Family of Funds

Disinterested Trustees
Richard L. Baird, Jr.	None	>$100,000
Frank H. Blatz, Jr.	None	>$100,000
Douglas E. Feldman	None	$50,001 -- $100,000
Peter W. Gavian	None	>$100,000
John G. Guffey, Jr.	$10,001-$50,000	>$100,000
M. Charito Kruvant	None	>$100,000
Arthur J. Pugh	None	>$100,000
Interested Trustees
Barbara J. Krumsiek	None	>$100,000
David R. Rochat	None	>$100,000
D. Wayne Silby	$10,001-$50,000	>$100,000

Trustees not affiliated with the Advisor may elect to defer receipt of all or a percentage of their fees and deem such deferred amounts to be invested in any fund in the Calvert Family of Funds through the Trustees Deferred Compensation Plan.  Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share.

Trustee Compensation Table
First Variable Rate Fund for Government Income

The following table (unaudited numbers) sets forth information describing the compensation of each Trustee for his/her services to the Fund for the most recent fiscal year ended December 31, 2006 and to all of the portfolios in the Fund Complex.

Name of Person, Position	Aggregate Compensation From Fund (Includes Pension or Retirement Benefits)	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Total Compensation From Fund and Fund Complex Paid to Trustees***
Richard L. Baird, Jr.** (Trustee)	$1,269	$634	$97,000
Frank H. Blatz, Jr. (Trustee)	$1,250	$1,250	$71,500
Douglas E. Feldman** (Trustee)	$1,230	$0	$50,000
Peter W. Gavian** (Trustee)	$1,267	$0	$51,500
John G. Guffey, Jr.** (Trustee)	$1,047	$314	$86,500
M. Charito Kruvant** (Trustee)	$1,250	$750	$72,250
Arthur J. Pugh** (Trustee)	$1,267	$0	$73,750
Barbara J. Krumsiek* (Trustee)	$0	$0	$0
David R. Rochat* (Trustee)	$0	$0	$0
D. Wayne Silby, Esq.*, ** (Trustee)	$1,103	$827	$87,500

*Ms. Krumsiek is an interested person of the Fund since she is an Officer and Director of the Advisor and its affiliates. Mr. Silby is an interested person of the Fund since he is a Director of the parent company of the Advisor. Mr. Rochat is an interested person of the Fund since he is an Officer and Director of the Fund's Advisor.

**Messrs. Baird, Blatz, Gavian, Guffey, Pugh, Silby and Ms. Kruvant have chosen to defer a portion of their compensation. As of December 31, 2006, total deferred compensation for service on all applicable Calvert Fund Boards, including dividends and capital appreciation, was $134,502; $1,582,925; $261,711; $268,828; $440,429; $409,027; and $364,163; for each of them, respectively.

***As of December 31, 2006, the Fund Complex consisted of forty (40) Funds.

INVESTMENT ADVISOR

The Fund's investment advisor is Calvert Asset Management Company, Inc., a subsidiary of Calvert Group, Ltd., which is a subsidiary of UNIFI Mutual Holding Company.

Under the Investment Advisory Agreement with respect to the Fund, the Advisor provides investment advice to the Fund and oversees the day-to-day operations, subject to the supervision and direction of the Fund's Board of Trustees.

The Advisor provides the Fund with investment supervision and management, and office space; furnishes executive and other personnel to the Fund; and pays the salaries and fees of all Trustees who are employees of the Advisor or its affiliates.  The Fund pays all other administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; administrative service fees; fund accounting fees; federal and state securities registration fees; salaries, fees and expenses of Trustees, executive officers and employees of the Fund who are not employees of the Advisor or its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; annual shareholders' meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.  As explained in the prospectus fee table footnotes, the Fund has an expense offset arrangement with the custodian banks whereby the custodian fees may be paid indirectly by the credits earned on the Fund's cash on deposit with the banks.  These credits are used to reduce Fund expenses.  Because the total annual fund operating expenses are subject to a contractual expense limitation, the Advisor could be deemed to have an incentive to leave greater balances at the custodian, since it receives the benefit of any expense offset credit.  The Fund's Board of Trustees will periodically review the balances under the expense offset arrangement, and the interest rate that these overnight balances could otherwise earn if not left at the custodians, to monitor the arrangement and see that it does not harm Fund shareholders.

Under the Investment Advisory Agreement, for its services, the Advisor receives an annual fee, payable monthly, of .25% of the first $500 million of the average daily net assets of the Fund; .225% of the next $400 million of such assets; .20% of the next $400 million of such assets; .175% of the next $700 million of such assets; and .15% on all assets in excess of $2 billion.

The Advisor reserves the right to (i) waive all or a part of its fee; (ii) reimburse the Fund for expenses; and (iii) pay broker/dealers in consideration of their promotional or administrative services.  The Advisor may, but is not required to, waive current payment of its fees, or reimburse expenses of the Fund, except as noted in the Fund's Prospectus.  The Fund offers multiple classes of shares; investment advisory fees are allocated as a Fund level expense based on net assets.

The following chart shows the Investment Advisory fees paid to the Advisor for the past three fiscal years:

2004	2005	2006
$467,788	$439,986	$429,772

The Advisor reimbursed the Fund as follows:

Class	2004	2005	2006
Class O	$0	$0	$0
Class B	$28,063	$10,304	$9,530
Class C	$17,866	$9,460	$9,487

ADMINISTRATIVE SERVICES AGENT

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of the Fund's affairs, including the preparation of regulatory filings and shareholder reports.  For providing such services, CASC receives from the Fund an annual administrative service fee payable monthly (as a percentage of net assets) of 0.25% for each of Classes O, B, and C of the Fund.

The administrative service fees paid by the Fund to CASC for the past three fiscal years were:

2004	2005	2006
$467,806	$439,975	$429,772

Administrative service fees are allocated as a class-level expense based on net assets.

TRANSFER AND SHAREHOLDER SERVICING AGENTS

Boston Financial Data Services, Inc. ("BFDS"), a subsidiary of State Street Bank & Trust Company, N.A., has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert Group, Ltd., has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the BFDS system, maintenance of broker/dealer data, and preparing and distributing statements to shareholders regarding their accounts.

For these services, BFDS receives a fee based on the number of shareholder accounts and transactions, while CSSI receives a fee based on the asset class (money market, fixed income and equities) and the resources. CSSI may contract, at the Fund's expense, with subagents to provide recordkeeping and subaccounting services to the Fund.

The following chart shows the shareholder servicing fees paid to CSSI by the Fund for the past three fiscal years:

2004	2005	2006
$136,964	$116,558	$108,073

PORTFOLIO HOLDINGS DISCLOSURE

The Fund has adopted a Portfolio Holdings Disclosure Policy ("Disclosure Policy") that is designed to prevent the inappropriate disclosure of or the misuse of non-public information regarding the Fund's portfolio holdings.

Publicly Available Portfolio Holdings

Information regarding the Fund's portfolio holdings is publicly available: (1) at the time such information is filed with the Commission in a publicly available filing; or (2) the day next following the day when such information is posted on the www.calvert.com website. This information may be the Fund's complete portfolio holdings, such as those disclosed in its semi-annual or annual reports and filed with the Commission on Form N-CSR, or a partial listing, such as an equity fund's top ten portfolio holdings disclosed in the fund's monthly profiles and posted on the Calvert website approximately 15 days after month-end. From time to time, the Fund may disclose on www.calvert.com whether it holds a particular security, in response to media inquiries. The Fund's publicly available portfolio holdings may be provided to third parties without prior approval under the Disclosure Policy.

Non-Public Portfolio Holdings

The Fund's Disclosure Policy, as described generally below, allows the disclosure of the Fund's non-public portfolio holdings for the Fund's legitimate business purposes, subject to certain conditions, to: (1) rating and ranking organizations; (2) certain service providers; and (3) certain other recipients.  Non-public portfolio holdings may not be disclosed to members of the media under any circumstance.

Subject to approval from the Legal Department of Calvert Group, Ltd., a representative from the Administrator may provide the Fund's non-public portfolio holdings to a recognized rating and ranking organization, without limitation, on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.

A service provider or other third party that receives information about the Fund's non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Fund (e.g., a person that performs account maintenance and record keeping services) may receive non-public portfolio holdings, without limitation, on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Fund and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.

The Fund's partial or complete portfolio holdings may be disclosed to certain other recipients, current and prospective shareholders of the Fund and current and prospective clients of the Advisor, provided that: (1) the recipient makes a specific request to the General Counsel of Calvert Group, Ltd. (or his designee) ("Authorized Individual");(2) the Authorized Individual determines that the Fund has a legitimate business purpose for disclosing non-public portfolio holdings information to the recipient; (3) the Authorized Individual (if other than the General Counsel) obtains prior approval from the Legal Department; and (4) the recipient signs a confidentiality agreement that provides that the non-public portfolio holdings will be kept confidential, may not be used to trade, and may not be disseminated or used for any purpose other than the purpose approved by the Authorized Individual. The Disclosure Policy further provides that, in approving a request, the Authorized Individual should give consideration to the recipient's need for the relevant holdings information, whether the disclosure will benefit the Fund, or, at a minimum, not harm the Fund, and what conflicts may result from such disclosures.

Under the Disclosure Policy, neither the Fund, the Advisor nor any other party is permitted to receive compensation or other consideration from or on behalf of the recipient in connection with disclosure to the recipient of the Fund's non-public portfolio holdings. The Disclosure Policy is subject to periodic review by the Fund's Board of Trustees.  The Fund's Board of Trustees shall also receive periodic reports on those entities to whom such disclosure has been made.

Ongoing Arrangements

The following is a list of those entities with which there is an ongoing arrangement to make available non-public information about the Fund's portfolio securities (on a quarterly basis, but no more frequently than monthly, with a 15 day lag): (1) ratings and ranking agencies, such as Morningstar and Lipper; (2) institutional investment consultants (organizations which utilize Fund holdings data and characteristics to screen investment firms for their institutional clients); (3) institutional investors and/or clients, where such information is requested as part of the client's due diligence review of the investment firm; and (4) the Fund's service providers, such as the Advisor, auditors, custodians, counsel to the Fund or the non-interested Trustees, pricing services and proxy voting services.  In all such cases, disclosure is made subject to a confidentiality agreement, which includes provisions preventing use of the information to trade.

PERSONAL SECURITIES TRANSACTIONS

The Fund, its Advisor, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public.  The Code of Ethics permits the Fund's investment personnel to invest in securities that may be purchased or held by the Fund. The Code of Ethics contains certain conditions such as preclearance and restrictions on use of material information.

PROXY VOTING DISCLOSURE

Please refer to Appendix A of this Statement of Additional Information for the Proxy Voting Guidelines of the Calvert Funds. This document includes the policies and procedures that the Fund uses in determining how to vote proxies relating to Fund securities, as well as when a vote presents a possible conflict of interest between the interests of Fund shareholders, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor, or principal underwriter.

PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS TO THE BOARD OF TRUSTEES

Any shareholder who wishes to send a communication to the Board of Trustees of a Calvert Fund should send the communication to the attention of the Fund's Secretary at the following address:

Calvert Funds
Attn: [Name of Fund] Secretary
4550 Montgomery Avenue
Bethesda, Maryland 20814

All communications should state the specific Calvert Fund to which the communication relates.  After reviewing the communication, the Fund's Secretary will forward the communication to the Board of Trustees.

In its function as a nominating committee, the Governance Committee of the Board of Trustees will consider any candidates for vacancies on the Board from any shareholder of the Fund who, for at least five years, has continuously owned at least 0.5% of the outstanding shares of the Fund.  Shareholders of  the Fund who wish to nominate a candidate to the Board of the Fund must submit the recommendation in writing to the attention of the Fund's Secretary at 4550 Montgomery Avenue, Bethesda, MD 20814.  The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a disinterested Trustee. A shareholder wishing to recommend to the Governance Committee of First Variable Rate Fund a candidate for election as a Trustee may request the Fund's Policy for the Consideration of Trustee Nominees by contacting the Fund's Secretary at the address above.

If a shareholder wishes to send a communication directly to an individual Trustee or to a Committee of the Fund's Board of Trustees, then the communication should be specifically addressed to such individual Trustee or Committee and sent in care of the Fund's Secretary at the address above.  Communications to individual Trustees or to a Committee sent in care of the Fund's Secretary will be forwarded to the individual Trustee or to the Committee, as applicable.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIANS

KPMG LLP has served as independent registered public accounting firm for the Fund since 2002.  State Street Bank & Trust Company, N.A. serves as custodian of the Fund's investments. M&T Bank also serves as custodian of certain of the Fund's cash assets. The custodians have no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund.

METHOD OF DISTRIBUTION

Calvert Distributors, Inc. ("CDI") is the principal underwriter and distributor for the Fund.  CDI is an affiliate of the Fund's Advisor. Under the terms of its underwriting agreement with the Fund, CDI markets and distributes the Fund's shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.

Pursuant to Rule 12b-1 under the 1940 Act, Class B and Class C of the Fund have adopted Distribution Plans (the "Plans") which permit them to pay certain expenses associated with the distribution and servicing of shares. Such expenses may not exceed, on an annual basis, 1.00% of the average daily net assets of Class B and Class C, respectively.  Class O has no Plan.  The Plans reimburse CDI at a set rate regardless of CDI's expenses.  Plan expenses may be spent for advertising, printing and mailing of prospectuses to persons who are not already Fund shareholders, compensation to broker/dealers, underwriters and salespersons, and, for Class B, interest and finance charges.

The Plans were approved by the Board of Trustees, including the Trustees who are not "interested persons" of the Fund (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans.  In establishing the Plans, the Trustees considered various factors including the amount of the distribution expenses. The Trustees determined that there is a reasonable likelihood that the Plans will benefit the affected Class and its shareholders, including economies of scale at higher asset levels, better investment opportunities and more flexibility in managing a growing portfolio.

The Plans may be terminated by vote of a majority of the disinterested Trustees who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected Class. If the Funds should ever switch to a new principal underwriter without terminating the Class B Plan, the fee would be prorated between CDI and the new principal underwriter.  Any change in the Plans that would materially increase the cost to the affected Class requires approval of the shareholders of that Class; otherwise, the Plans may be amended by the Trustees, including a majority of the disinterested Trustees as described above.  Each Plan will continue in effect for successive one-year terms provided that such continuance is annually approved by (i) the vote of a majority of the Trustees who are not parties to the Plan or interested persons of any such party and who have no direct or indirect financial interest in the Plan, and (ii) the vote of a majority of the entire Board of Trustees.

The Fund has entered into an agreement with CDI as principal underwriter.  CDI makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive a distribution fee from the Fund paid through the Plans of Classes B and C based on the average daily net assets of each class.  CDI receives any CDSC paid.

For the fiscal year ended December 31, 2006, the Plan expenses were spent for the following purposes:

	Class B	Class C
Compensation to broker/dealers	$4,882	$9,937
Compensation to sales personnel	$0	$0
Advertising	$0	$0
Printing and mailing of prospectuses
to other than current shareholders	$0	$0
Compensation to underwriters	$14,645	$1,790
Interest, financial charges	$0	$0
Other	$0	$0
Total Paid to CDI	$19,527	$11,727

As noted above, distribution and shareholding servicing expenses are paid to broker/dealers through sales charges (paid by the investor) and 12b-1 Plan expenses (paid by the Fund as part of the annual operating expenses).  In addition to these payments, the Advisor, CDI and/or their affiliates, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Fund. The Advisor, CDI and/or their affiliates have agreed to pay certain firms compensation based on sales of Fund shares or on assets held in those firms' accounts for their marketing, distribution, and shareholder servicing of Fund shares, above the usual sales charges, distribution and service fees.  In other instances, one of these entities may make annual payments to a broker/dealer in order to be included in a wrap or preferred provider program.  This list may be changed from time to time.  As of March 31, 2007, the Advisor, CDI and/or their affiliates had special arrangements regarding one or more Calvert Funds with the following firms:Ameriprise Financial Services, Merrill Lynch, Thrivent Financial for Lutherans, Ameritas Investment Corp., Washington Mutual, CUSO, Wells Fargo Investments, US Bancorp, Marshall & Isley, SunGard Institutional Brokerage Inc., LPL Financial Services, Wachovia Securities, Citigroup Global Markets (Smith Barney), UBS Financial Services, Morgan Stanley, Charles Schwab & Co., Inc., National Financial Services, LLC and Fidelity Brokerage Services, LLC. Where payments are being made to a broker/dealer to encourage sales of Fund shares, the broker/dealer has an incentive to recommend Fund shares to its customers.  The Advisor does not use Fund brokerage to compensate broker/dealers for the sale of Fund shares.

GENERAL INFORMATION

First Variable Rate Fund is an open-end management investment company, organized as a Massachusetts business trust on February 24, 1976.  The Trust has one series, the Calvert First Government Money Market Fund, which is diversified.  The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The shareholders of Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Trust assets for any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust itself is unable to meet its obligations.

Each share of the Fund represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board.  The Fund offers three separate classes of shares: Class O, Class B, and Class C.  Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, resulting in differing net asset values and distributions. Upon liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to the series available for distribution.

The Fund is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees, changing fundamental policies, or approving a management contract.  As a shareholder, you receive one vote for each share you own, except that matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of April 1, 2007, to the Fund's knowledge, the following shareholders owned of record or beneficially 5% or more of the outstanding voting securities of the class of the Fund as shown:

Name and Address	% of Ownership

Calvert Distributors Inc.	9.37% of Class A
Bethesda, MD

American Enterprise Investment Services	5.69% of Class B
FBO Account X
Minneapolis, MN

FBO Michael L Aiken	13.84% of Class C
Greensboro, NC

LegentClearing	8.34% of Class C
Omaha, NE

Donald Bennish	6.95% of Class C
Ballwin, MO

FUND SERVICE PROVIDERS

INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

SHAREHOLDER SERVICES
Calvert Shareholder Services, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

TRANSFER AGENT
Boston Financial Data Services, Inc.
330 West 9th Street
Kansas City, Missouri 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
1601 Market Street
Philadelphia, Pennsylvania 19103

CUSTODIAN
State Street Bank & Trust Company, N.A.
225 Franklin Street
Boston, Massachusetts 02110

CUSTODIAN (cash assets)
M&T Bank
25 South Charles Street
Baltimore, Maryland  21203

APPENDIX A

GLOBAL PROXY VOTING GUIDELINES
FOR
CALVERT FAMILY OF FUNDS

Introduction

Calvert believes that healthy corporations are characterized by sound corporate governance and overall corporate social responsibility.  The well-governed company meets high standards of corporate ethics and operates in the best interests of shareowners.  The socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment).  In our view, companies that combine good governance and corporate social responsibility are better positioned for long-term success.

These Proxy Voting Guidelines ("the Guidelines") reflect Calvert's view that our fiduciary obligations to our shareholders include an obligation to vote their proxies in a manner consistent with (1) good corporate governance, and (2) corporate social responsibility.  The attributes of well-governed, socially responsible companies that these proxy-voting guidelines seek to promote are:

o

Long-Term Value.   Responsible, healthy companies are those that focus on long-term value creation that aligns the interests of management with those of shareowners and other stakeholders.  Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term.  A focus on long-term value creation also increases the relevance of companies' environmental management, treatment of workers and communities, and other social variables.  Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term.   Calvert's proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.

o

Accountability.  Corporate management must be accountable to many interests, including investors, stakeholders, and regulators.  Management of a company must be accountable to the board of directors; the board must be accountable to the company's shareowners; and the board and management together must be accountable to the stakeholders.  Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers.  Certain other governance structures are well suited to manage this accountability:  independent boards that represent a wide variety of interests and perspectives; full disclosure of company performance on financial, environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners.  Calvert's proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.

o

Sustainability.  Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time.  Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation.  For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices.  Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses.  Calvert's proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.

As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance.   Companies that combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders.  In our view, Good Governance + Social Responsibility = Corporate Responsibility.

On behalf of our shareholders, Calvert Funds generally vote our proxies in accordance with the positions set forth in these Proxy Voting Guidelines ("the Guidelines").   The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the Funds may be asked to cast their proxies.  There also may be instances when the Advisor, Calvert Asset Management Company, votes the Funds' shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is in the best interests of the Funds' shareholders. Also, to the extent that the Guidelines do not address potential voting issues, the Funds delegate to the appropriate advisor the authority to act on its behalf to promote the applicable Funds' investment objectives and social goals.  To the extent the Funds vote proxies in a manner not strictly in accordance with these Guidelines, and such votes present a potential conflict of interest, the Funds will proceed in accordance with Section III below.

When support for or opposition to a proxy proposal as described below is qualified with the term, "ordinarily," this means that the Fund advisor generally foresees voting all shares as described except in special circumstances where the advisor determines that a contrary vote may be in the best interests of Fund shareholders.

When support for or opposition to a proxy proposal is qualified by the expression, "on a case by case basis," this means that the Fund advisor cannot determine in advance whether such proposals are generally in the best interests of Fund shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.

When we use the term, "shareholder," we are referring to Calvert's mutual fund shareholders whose proxy votes we cast in accordance with these Guidelines.  When we use the term, "shareowner," we are referring to the equity owners of stock in publicly traded corporations.

Calvert appreciates that issues brought to shareholders may change over time, as both investors' concerns and  rules governing inclusion of specific items in corporate proxies change.  Corporate governance laws and best practices codes are continuously evolving, worldwide. We have constructed these Proxy Voting Guidelines to be both general enough and sufficiently flexible to adapt to such changes.  Internationally, corporate governance codes have more in common with each other than do the laws and cultures of the countries in which the companies are domiciled. In light of these different regulatory contexts the Fund advisor will assess both best practices in the country in question and consistency with the Fund's guidelines prior to voting proxies. To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.

Calvert's proxy voting record is available on the Funds' web site, www.calvert.com, and will, after August 31, 2004, also be available on the Securities and Exchange Commission's website at www.sec.gov.

I.             CORPORATE GOVERNANCE

                      A.            Board and Governance Issues

                              o      Board of Directors

The board of directors ("the board") is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company's relationships with other stakeholders.  While company boards in most countries do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests.  Thus, in our view, a board's fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.

One of the most fundamental sources of good governance is independence.  Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation's shareowners and other stakeholders.  In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.

Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director's objectivity and fiduciary responsibility to shareowners.  In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company's financial performance, but not so great as to constitute a controlling or significant interest.

A significant difference between governance structures among different countries involves board structure. There are some countries-- for example, Germany, Austria, and the Netherlands--that use a two-tiered board structure. Companies in these countries have supervisory boards and management boards. Supervisory boards are made up of non-executives and management boards are comprised of executives.

Because the board's ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it can sometimes be beneficial for the Chair of the board be an independent director.

Another critical component of good governance is diversity.  Well-governed companies benefit from a wide diversity of perspective and background on their boards.  To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture and geography.  Calvert's goal in addressing board diversity is to assure that boards of directors fairly represent the concerns of both shareholders and stakeholders.  Stakeholders include employees, communities, vendors, and customers, and as such, include people of color and racial minorities who have historically faced discrimination or denial of opportunities solely on account of their race.  Even well governed corporations may risk perpetuating this historic injustice if boards of directors are not inclusive and diverse.

Companies that are private may take some time to achieve an adequate balance of diversity and independence on their boards.  For private companies, the fund advisor will vote on a case-by-case basis on board independence and board diversity matters.

Each director should also be willing and able to devote sufficient time and effort to the duties of a director.  Ordinarily, this means that directors should not sit on more than two other boards of publicly traded companies, unless personal circumstances allow sufficient time to devote to corporate governance on several boards.  Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.

The board should periodically evaluate its performance, the performance of it various committees, and the performance of individual board members in governing the corporation.

-     The Fund advisor will oppose slates of directors without at least a majority of independent directors.
-     The Fund advisor will oppose slates of directors that result in a board that does not include both women and people of color and may oppose slates of directors that include women and people of color should the advisor conclude that the presence of women and people of color on the board constitutes mere token representation.
-     The Fund advisor will support proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.
-     The Fund advisor will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.
-     The Fund advisor will examine on a case-by-case basis proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.
-     The Fund advisor may oppose slates of directors in situations where the company failed to take action on shareowner proposals that passed in previous years.
-     The Fund advisor will ordinarily oppose director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.
-     The Fund advisor will support proposals calling for a systematic and transparent board election and nominating regime.

                              o      Classified or Staggered Boards

On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners.    A classified board structure may also tend to depress stock price if viewed as an anti-takeover measure.

-     The Fund advisor will ordinarily support proposals to elect all board members annually and to remove classified boards.

                              o      Increase Authorized Common Stock

Companies may choose to increase their authorization of common stock for a variety of reasons.  In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear.  Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

-     The Fund advisor will ordinarily support proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.
-     The Fund advisor will examine and vote on acase-by case basis proposals authorizing the issuance of additional common stock.  If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Fund advisor will ordinarily oppose the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

                              o      Blank Check Preferred Stock

Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

-     The Fund advisor will ordinarily oppose the creation of blank check preferred stock.  In addition, the Fund advisor will ordinarily oppose increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

                              o      Supermajority Vote Requirements

Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

-     The Fund advisor will ordinarily oppose supermajority vote requirements.

                              o      Restrictions on Shareowners Acting by Written Consent

Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting.  It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

-     The Fund advisor will ordinarily oppose proposals to limit or eliminate the right of shareowners to act by written consent.

                              o      Restrictions on Shareowners Calling Meetings

It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights.  In general, we support the right of a majority of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid.  Restrictions on the right of a majority of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

-     The Fund advisor will ordinarily oppose restrictions on the right of shareowners to call special meetings, as such restrictions limit the right of shareowners to participate in governance.

                              o      Limitations, Director Liability and Indemnification

Because of increased litigation brought against directors of corporations and the increased costs of director's liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards.  In addition, many companies are seeking to add indemnification of directors to corporate bylaws.

-     The Fund advisor will ordinarily support proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose proposals seeking to indemnify directors for all acts.

                              o      Reincorporation

Corporations are bound by the laws of the states in which they are incorporated.  Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters.  In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens.  In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights.

-     The Fund advisor will ordinarily support proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).
-     The Fund advisor will ordinarily oppose proposals to reincorporate outside the United States if the advisor determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

                              o      Cumulative Voting

Cumulative voting allows shareowners to "stack" their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares.  However, like many tools, cumulative voting can be misused.   In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

-     The Fund advisor will examine and vote on a case-by-case basis proposals calling for cumulative voting in the election of directors.

                              o      Dual or Multiple Classes of Stock

In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends.  Creation of multiple classes of stock limits the right of some shareowners -- often a majority of shareowners -- to exercise influence over the governance of the corporation.   This in turn diffuses directors' incentives to exercise appropriate oversight and control over management.

-     The Fund advisor will ordinarily oppose proposals to create dual classes of stock.  However, the advisor will examine and vote on a case-by-case basis proposals to create classes of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.

                              o      Limit Directors' Tenure

Corporate directors generally may stand for re-election indefinitely.  Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds.  However, continuity is also important and there is no empirical support for the proposition that limitations on director tenure improve governance.  It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

-     Accordingly, the Fund advisor will examine and vote on a case-by-case basis proposals to limit director tenure.

                              o      Director Stock Ownership

Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners.  Yet there are ways that such requirements may also undermine good governance:  limiting board service only to those who can afford to purchase shares; or encouraging companies to use stock awards as part or all of director compensation.  In the latter case, unless there are mandatory holding requirements, or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners.  Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

-     The Fund advisor will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.
-     The Fund advisor will oppose excessive awards of stock or stock options to directors.

                              o      Selection of Auditor and Audit Committee Chair

Annual election of the outside auditors is standard practice.  While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners.   A report released by the Blue Ribbon Commission on Improving the Effectiveness of Corporate Audit Committees, in conjunction with the NYSE and the National Association of Securities Dealers, concluded that audit committees must improve their current level of oversight of independent accountants.  Given recent examples of accounting irregularities that audit panels and auditors failed to detect, in Calvert's view shareowner ratification of independent auditors is an essential step toward restoring investor confidence.

Many of the accounting irregularities in recent years stem from two causes: conflicts of interest, often arising when certain non-audit fees are far more lucrative to the audit firms than the contracts for independent corporate audits; and misstatement of earnings (e.g., use of one-time charges, off-balance-sheet entities or utilizing unrealistic projections of portfolio returns as a justifications for underfunding company pension plans and overstating earnings).  A number of countries now call for disclosure of payments for non-audit services. Others have established limits on the percentage of non-audit income that auditors can earn from one client. Some regulations go so far as to ban non-audit work for auditors.

-     The Fund advisor will ordinarily oppose proposals seeking ratification of the auditor when fees for non-audit consulting services exceed audit fees, or in any other case where the advisor determines that the independence of the auditor may be compromised.
-     The Fund Advisor will ordinarily support proposals that call for more stringent measures to ensure auditor independence.

In a number of countries including Spain, Italy and Japan, companies routinely appoint internal statutory auditors.

-     The Fund advisor will ordinarily support the appointment or reelection of internal statutory auditors unless there are concerns about audit methods used or the audit reports produced, or if there are questions regarding the auditors being voted on.

In some countries, shareholder election of auditors is not common practice.

-     The Fund advisor will ordinarily support proposals that call for the annual election of auditors by shareholders.
-     The Fund advisor will ordinarily oppose proposals seeking ratification of the audit committee chair if the audit committee recommends an auditor whose non-audit consulting services exceed audit fees, or in any other case where the advisor determines that the independence of the auditor may be compromised.
-     The Fund advisor will otherwise vote on a case-by-case basis proposals seeking ratification of the audit committee chair, and may oppose ratification when the advisor believes the company has used overly aggressive or other unrealistic assumptions in financial reporting that overstate or otherwise distort its earnings from ongoing operations.

                              o      Transparency and Disclosure

International corporate governance is changing rapidly and there has been a wave of development of governance codes around the world in response to crises such as the Asian financial crash in the late 1990s and the United States accounting scandal.  In fact there are approximately forty different codes in the EU member countries alone.  However, the common thread throughout all of these codes  is that shareowners want their companies to be transparent.

-     The Fund advisor will ordinarily support proposals that call for full disclosure of company financial performance.
-     The Fund advisor will ordinarily support proposals that call for an annual financial audit by external and independent auditors.
-     The Fund advisor will ordinarily support proposals that call for disclosure of ownership, structure, and objectives of companies, including the rights of minority shareholders vis-à-vis the rights of major shareholders.
-     The Fund advisor will ordinarily support proposals calling for disclosure of corporate governance codes and structures.
-     The Fund advisor will ordinarily support proposals that call for disclosure of related party transactions.
-     The Fund advisor will ordinarily support proposals that call for disclosure of the board nominating process.

                              o      Charter and By-Laws

There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

-     The Fund advisor will examine and vote on a case-by-case basis proposals to amend or change corporate charter or bylaws, and may support such proposals if they are deemed consistent with shareholders' best interests and the principles of sound governance and overall corporate social responsibility underlying these Guidelines.

                              o      Expensing of Stock Options

The treatment of stock options in corporate financial reporting has been a subject of much debate in recent years.  The majority of companies that make extensive use of stock options--particularly when used as a key component of executive compensation--take no charge on their financial statements for issuance of such options.  Yet with the rapid growth of executive stock options as a major source of executive compensation, there have been renewed calls for revision of current accounting standards that allow companies to choose between recording fair value or intrinsic value of those options.  It is likely that companies will be required to expense stock options sometime in the near future. Until that time, it remains Calvert's view that the expensing of stock options gives shareholders valuable additional information about companies' financial performance, and should therefore be encouraged.

-     The Fund advisor will ordinarily support proposals requesting that companies expense stock options.

                      B.            Executive and Employee Compensation

In 1980, CEO compensation was 42 times greater than the average worker; by 2000, CEOs were paid 600 times more than their average employees.  According to the AFL-CIO, if the rate of growth of executive compensation were to continue, the average CEO's salary would equal that of about 150,000 American factory workers in the year 2050.  "The size of CEO compensation is simply out of hand."  Business Week, 04/22/02.

The problem is not limited to CEOs.  Excessive executive compensation has become a widespread problem throughout American industry.  In too many situations, corporate executives are essentially insured against downside risk while enjoying a disproportionate share of upside gain.  The significant increase in the use of stock options for executive compensation that began in the 1990s also created strong incentives for executives to use their insider knowledge for short-term personal gain, and to increase the value of their options by, in many cases, concealment or selective disclosure of material information.

Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation.  Prosperity should be shared broadly within a company, as should the downside risk of share ownership.

Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on major stock option and other incentive plans.  Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors.  Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

                              o      Disclosure of CEO, Executive, Board and Management Compensation

-     The Fund advisor will ordinarily support proposals requesting companies to disclose the compensation--including salaries, option awards, bonuses, and restricted stock grants--of top management and the Board of Directors.

                              o      Compensation for CEO, Executive, Board and Management

-     The Fund advisor will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e. during times of financial strains or underperformance).

                              o      Formation and Independence of Compensation Review Committee

-     The Fund advisor will support proposals requesting the formation of a committee of independent directors to regularly review and examine executive compensation.

                              o      Stock Options for Board and Executives

During the 1990s, the use of stock options in executive compensation soared.  While the stock market was gaining, few investors complained.  Yet after the fall of the market, executive compensation, and the use of option-based compensation in particular, continued to increase at levels that seemed disconnected from the change in companies' financial fortunes.  Many investors began to question whether stock option grants to senior executives were serving their intended function: of aligning the interests of company management with those of shareowners.

Boards are beginning to scrutinize executive compensation more carefully, but there are still many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value.   Many boards continue to approve option re-pricing packages that allow executives to avoid downside risk and exercise options at favorable prices, further weakening the alignment between management interests and shareowner interests.  Re-pricing can, in some cases, serve to strengthen the alignment; for example, when options are offered broadly to middle managers and employees as well as top executives, or when re-pricing reduces potential dilution.

-     The Fund advisor will ordinarily oppose proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value, or, for companies with small market capitalization, 15 percent of share value.  Option grants that exceed these thresholds will be examined and voted on a case-by-case basis to evaluate whether there are valid business reasons for the grants.
-     The Fund advisor will ordinarily oppose proposals to approve stock option plans that contain provisions for automatic re-pricing, unless such plans contain provisions to limit unrestricted resale of shares purchased with re-priced options.
-     The Fund advisor will examine and vote on a case-by-case basis proposals for re-pricing of underwater options.
-     The Fund advisor will ordinarily oppose proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.
-     The Fund advisor will ordinarily support proposals requiring that all option plans and option re-pricing must be submitted for shareholder approval.
-     The Fund advisor will ordinarily oppose proposals to approve stock option plans with "evergreen" features, reserving a specified percentage of stock for award each year with no termination date.
-     The Fund advisor will ordinarily support proposals to approve stock option plans for outside directors subject to the same constraints previously described.

                              o      Employee Stock Ownership Plan (ESOPs)

-     The Fund advisor will support proposals to approve ESOPs created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is independent from company management).    The Fund advisor will oppose any ESOP whose primary purpose is to prevent a corporate takeover.

                              o      Pay Equity

-     The Fund advisor will support proposals requesting that management provide a pay equity report.

                              o      Ratio Between CEO and Worker Pay

-     The Fund advisor will support proposals requesting that management report on the ratio between CEO and employee compensation.
-     The Fund advisor will examine and vote on a case-by-case basis proposals requesting management to set a maximum ratio between CEO and employee compensation and/or a cap on CEO compensation.

                              o      Executive Compensation Tie to Non-Financial Performance

-     The Fund advisor will support proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other social issues.

                              o      Shareowner Access to Proxy

Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors.  There is no reason why management should be allowed to nominate directors while shareowners -- whom directors are supposed to represent -- are deprived of the same right.    At the same time, we recognize the countervailing argument that shareowners should not interfere with the ordinary business prerogatives of management.  On balance, however, we support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

-     The Fund advisor will ordinarily support proposals for shareowner access to the proxy ballot.

                              o      Golden Parachutes

Golden parachutes are compensation agreements that provide for severance payments to top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from "jumping ship" during potential takeover attempts.  While Calvert recognizes the merits of this argument, golden parachutes often impede takeover attempts that we believe shareowners have the right and the responsibility to consider.

-     The Fund advisor will support proposals providing shareowners the right to ratify adoption of golden parachute agreements.
-     The Fund advisor will examine and vote s on a case-by-case basis golden parachute contracts, based upon an evaluation of the particular golden parachute itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.
-     The Fund adviser will oppose the election of directors who vote to approve golden parachutes that are not ratified by shareowners.

                      C.            Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners.  Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.

                              o      Considering the Non-Financial Effects of a Merger Proposal

Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company's stakeholders.

-     The Fund advisor will support proposals that consider non-financial impacts of mergers.
-     The Fund advisor will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company's social and environmental performance.
-     The Fund advisor will ordinarily oppose proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses, or that merge a non-nuclear and a nuclear utility, or that pose other potential financial, social, or environmental risks or liabilities.

                              o      Poison Pills

Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

-     The Fund advisor will support proposals calling for shareowner approval of poison pills or shareholder rights plans.
-     The Fund advisor will ordinarily oppose poison pills or shareowner rights plans unless management is able to present a convincing case for a particular plan that does not significantly compromise shareowner rights or interests, or environmental and social performance.

                              o      Greenmail

Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider's shares.  This usually means that the bidder's shares are purchased at a price higher than market price, discriminating against other shareowner.

-     The Fund advisor will ordinarily support anti-greenmail provisions and oppose the payment of greenmail.

                              o      Opt-Out of State Anti-takeover Law

Several states have enacted anti-takeover statutes to protect companies against hostile takeovers.  In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out.   Hostile takeovers come in many forms.  Some offer advantages to shareowners by replacing current management with more effective management.  Others do not.  Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition.  In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

-     The Fund advisor will ordinarily support proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose proposals requiring companies to opt into state anti-takeover statutes.

II.            CORPORATE SOCIAL RESPONSIBILITY

                      A.            Sustainability Reporting

The global economy of the 21st century must find ways to fashion a new model of wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models.  In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and organizational strategy.  Corporations are being asked to play a larger role in addressing economic, environmental and social issues, and are subject to rising expectations.  As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines.  There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting protocols.

-     The Fund Advisor will ordinarily support proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.
-     The Fund advisor will ordinarily support proposals requesting that companies conduct social and/or environmental audits of their performance.

                       B.            Environment

All corporations have an impact on the environment. A company's environmental policies and performance can have a substantial effect on the firm's financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company's overall environmental footprint.

-     The Fund Advisor will ordinarily support proposals to reduce negative environmental impacts and a company's overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.
-     The Fund advisor will ordinarily support proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from their operations, and the impact of environmental liabilities on shareowner value.
-     The Fund advisor will ordinarily support proposals asking companies to prepare a comprehensive report on recycling efforts, to increase recycling efforts, or to adopt a formal recycling policy.

                              o      CERES Principles and Sustainability Reporting

The Coalition for Environmentally Responsible Economies (CERES), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct.  The CERES Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment.  Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the CERES Principles; or 2) produce a report addressing management's response to each of the points raised in the CERES Principles.

-     The Fund advisor will support proposals requesting that a company become a signatory to the CERES Principles.

                              o      Climate Change/Global Warming

  The current worldwide scientific consensus, according to the Intergovernmental Panel on Climate Change (IPCC), is that the earth's temperature is warming; that most of the warming observed over the last 50 years is likely the result of human activities that emit greenhouse gases into the atmosphere, particularly carbon dioxide (CO2); and that the earth's temperature will rise between 2.5 and 10.5 degrees Fahrenheit over the next century unless there is a dramatic (60 to 80 percent) reduction in CO2 emissions.  Failure to address this developing ecological catastrophe will likely mean rising sea levels, melting polar ice caps, coastal erosion, increasingly dramatic storms, floods and other natural disasters, as well as accelerating species losses and habitat extinctions.

Shareholder initiatives on climate change have focused on companies that contribute significantly to global warming--including oil and mining companies, utilities, and automobile manufacturers.  Increasingly, corporations in a wider variety of industries are facing shareowner proposals on climate change as well, as shareowners recognize that companies can take cost-effective--and often cost-saving--steps to reduce energy use that contributes to climate change.  Initiatives have included proposals requesting companies to disclose information about their impact on climate change, to set targets for reduction in greenhouse gas emissions, to increase energy efficiency, and to substitute some forms of renewable energy resources for fossil fuels.

-     The Fund advisor will support proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.

                              o      Environmental Justice

Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, indigenous peoples and other marginalized groups.  For example, companies will sometimes locate environmentally damaging operations in poor communities, or in developing countries where poor or indigenous people have little or no voice in political and economic affairs.

-     The Fund advisor will ordinarily support proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.
-     The Fund advisor will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.

                      C.            Workplace Issues

                              o      Labor Relations

Companies' treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate.  Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people.  Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to organize and bargain collectively.

-     The Fund advisor will ordinarily support proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.
-     The Fund advisor will ordinarily support proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.
-     The Fund advisor will ordinarily support proposals requesting that companies commit to providing safe workplaces.

                              o      Vendor/Supplier Standards

Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the United States.  While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced overtime, use of child labor and other "sweatshop" practices.  Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance.  At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

-     The Fund advisor will ordinarily support proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the ILO's core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights.  This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

                              o      Diversity and Equal Employment Opportunity

Women and minorities have long been subject to discrimination in the workplace - denied access to jobs, promotions, benefits and other entitlements on account of race or gender.  Women and minorities are still significantly underrepresented in the ranks of management and other high-income positions, and overrepresented in the more poorly-paid categories, including office and clerical workers and service workers.

Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission).   Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay and lesbian employees.

-     The Fund advisor will ordinarily support proposals asking companies to report on efforts to comply with federal EEO mandates.
-     The Fund advisor will support proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of "glass ceilings" for women and minority employees.
-     The Fund advisor will ordinarily support proposals asking companies to include language in EEO statements specifically barring discrimination on the basis of sexual orientation, and to report on company initiatives to create a workplace free of discrimination on the basis of sexual orientation.
-     The Fund advisor will support proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

                              o      Plant Closings

Federal law requires 60 days advance notice of major plant closings or layoffs.  Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing.  The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed.  Programs aimed at assisting displaced workers are helpful both to those displaced and to the company's ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

-     The Fund advisor will ordinarily support resolutions asking companies to create or expand upon relocation programs for displaced workers.

                      D.            Product Safety and Impact

Many companies' products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks.  Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them.  Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act.  For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

-     The Fund advisor will review on a case-by-case basis proposals requesting that companies report on the impacts of their products on society, and will ordinarily support such proposals when the requests can be fulfilled at reasonable cost to the company, or when potential reputational or brand risks are substantial.
-     The Fund advisor will ordinarily support proposals requesting that companies disclose the contents or attributes of their products to potential consumers.

                              o      Animal Welfare

Shareowner resolutions are sometimes filed with firms who engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

-     The Fund advisor will ordinarily support proposals seeking information on a company's animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.
-     The Fund advisor will ordinarily support proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects.
-     The Fund advisor will examine and vote on a case-by-case basis proposals calling for pharmaceutical or medical products firms to reduce animal testing or the suffering of animal test subjects.

                              o      Tobacco

Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

-     The Fund advisor will ordinarily support resolutions asking companies not to invest in the stocks of tobacco companies.
-     The Fund advisor will ordinarily support resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry. .

                      E.            International Operations and Human Rights

Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective.  Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas.  Such activity is not always exploitative, but it can be.  In the past, transgressions of human rights in offshore operations was not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records has come under much greater scrutiny.  The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.

Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within them.  For example, shareowners have in the past asked companies to commit themselves to uphold the South African Council of Churches Code of Conduct for corporations doing business in South Africa; or to report on or comply with the MacBride Principles aimed at eliminating religious discrimination in Northern Ireland.  In other cases, resolutions have requested that companies report on operations, or cease operations, in particular nations with repressive regimes or a history of human rights and labor abuses, such as Tibet, China, Indonesia, Nigeria, or Burma.  In some cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

-     The Fund advisor will ordinarily support proposals requesting that companies develop human rights codes of conduct and periodic reporting on operations in countries with repressive regimes.
-     The Fund advisor will ordinarily support proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.
-     The Fund advisor will ordinarily support proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.

                              o      Unauthorized Images

Some domestic corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry.  For instance, some companies use Native American symbols and imagery to advertise and market commercial products, including sports franchises.   Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

-     The Fund advisor will support proposals asking companies to avoid the unauthorized use of images of racial, ethnic, or indigenous groups in the promotion of their products.

                              o      Bank Lending in Developing Countries

Shareowner resolutions are sometimes filed calling on banks and other international lending institutions to adopt lending policies that provide social, economic and environmental benefits to developing nations.  In some cases, developing nations are not in a position to repay these loans, owing to economic or fiscal crises.  As creditors, the banks have often insisted on belt-tightening and other restructuring measures that can result in high inflation, rising unemployment and social instability.  Some advocates have argued for the forgiveness of such loans in order to promote social and economic gains for millions of citizens in developing nations.  Forgiveness, however, may also result in unacceptable loss to lending institutions and their shareowners.  Proposals calling for debt forgiveness to developing countries may have some merit, if there is a reasonable prospect that, with forgiveness, the countries can rebuild economic security and fiscal control, and such forgiveness would not greatly impair the finances of the lending institutions.

-     The Fund advisor will examine and vote on a case-by-case basis proposals calling on banks to forgive loans made to developing countries.

                              o      Mexican Maquiladora Operations

Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in maquiladora plants located in Mexico near the United States border, or companies that have moved operations to countries in the Caribbean or Central America under U.S. government-sponsored programs to promote trade and economic development in the hemisphere. Companies have located in this region to take advantage of lower labor costs and fewer environmental and other regulations. There have, however, been numerous cases of abuse of the human rights of employees and compromises of the environmental integrity of communities.

-     The Fund advisor will ordinarily support proposals calling for reports on treatment of workers and protection of human rights in operations in maquiladoras or other Latin American or Caribbean operations.
-     The Fund advisor will ordinarily support proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in maquiladora or other offshore operations.

                              o      Access to Pharmaceuticals

The cost of medicine is a serious issue throughout the world.  In the United States, many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs.  In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected.  Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected.  Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

-     The Fund advisor will ordinarily support proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.
-     The Fund advisor will ordinarily support proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

                      F.            Indigenous Peoples' Rights

                              o      Cultural Rights of Indigenous Peoples

The survival, security and human rights of millions of indigenous peoples around the world are increasingly threatened.  Efforts to extract or develop natural resources in areas populated by indigenous peoples often threaten their lives and cultures, as well as their natural environments.

-     The Fund advisor will support proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.

                      G.            Weapons Contracting

                              o      Weapons/Military Conversion

Shareowner resolutions will sometimes be filed with companies with significant military contracts, asking them to report on future plans to diversify or convert to the production of civilian goods and services.

-     The Fund advisor will ordinarily support proposals calling for reports on the scale and character of military sales or conversion of military production or technology to civilian purposes.

                      H.            Community

                              o      Equal Credit Opportunity

Access to capital is essential to full participation and opportunity in our society.  The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc.  Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of Equal Credit Opportunity Act standards by non-financial corporations to their financial subsidiaries.

-     The Fund advisor will ordinarily support proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.

                               o      Redlining

Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile.  The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets.  Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

-     The Fund advisor will support proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.

                              o      Predatory Lending

Sub-prime lenders charge notably high interest rates on consumer, life insurance, and home mortgage loans.  These lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged.  This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates.  Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

-     The Fund advisor will support proposals calling on companies to address and eliminate predatory lending practices.

                              o      Insurance Companies and Economically Targeted Investments

Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions.  At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs.  Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

-     The Fund advisor will support proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.

                      I.            Political Action Committees and Political Partisanship

Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities.  Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners.  Moreover, corporate lobbying activities and political contributions may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

-     The Fund advisor will ordinarily support resolutions asking companies to disclose political contributions made either directly or through political action committees.
-     The Fund advisor will ordinarily support resolutions asking companies to disclose the magnitude and character of public policy lobbying activities.
-     The Fund advisor will ordinarily support resolutions requesting that companies discontinue lobbying or political contributions that are inconsistent with shareholder or other stakeholder interests, including efforts to weaken policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Proxy Voting Guidelines.

                      J.            Other Issues

All social issues that are not covered in these guidelines are delegated to the Fund's advisor to vote in accordance with the Fund's specific social criteria.  In addition to actions taken pursuant to the fund's Conflict of Interest Policy, Calvert Social Research Department ("CSRD") will report to the Boards on issues not covered by these guidelines as they arise.

III.             CONFLICT OF INTEREST POLICY

All Calvert Funds strictly adhere to the proxy voting guidelines detailed above in Sections I and II, above.

Thus, generally, adherence to the Proxy Voting Guidelines will leave little opportunity for a material conflict of interest to emerge between any of the Funds, on the one hand, and the Fund's investment advisor, sub-advisor, principal underwriter, or an affiliated person of the Fund, on the other hand.

Nonetheless, upon the occurrence of the exercise of voting discretion where there is a variance in the vote from the Proxy Voting Guidelines, which could lend itself to a potential conflict between these interests, a meeting of the Audit Committee of the Fund that holds that security will be immediately convened to determine how the proxy should be voted.

Adopted September 2000.
Revised September 2002.
Revised June 2003.
Revised August 2004.
Approved December 2004


PART C. OTHER INFORMATION

Item 23. Exhibits:

(a)	Declaration of Trust incorporated by reference to Registrant's Post-Effective Amendment No. 40, April 27, 2000, accession number 0000205355-00-000004.
(b)	By-Laws of the Trust incorporated by reference to Registrant's Post-Effective Amendment No. 40, April 27, 2000, accession number 0000205355-00-000004.
(d)

Investment Advisory Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 46, April 28, 2006, accession number 0000205355-06-000004.
Investment Advisory Agreement Schedule A, incorporated by reference to Registrant's Post-Effective Amendment No. 46, April 28, 2006, accession number 0000205355-06-000004.

(e)	Underwriting (Distribution) Agreement, filed herewith. Underwriting (Distribution) Schedules I, II & III, filed herewith.
(f)	Deferred Compensation Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 40, April 27, 2000, accession number 0000205355-00-000004.
(g)	Custodial Contract incorporated by reference to Registrant's Post-Effective Amendment No. 41, April 27, 2001, accession number 0000930661-01-500296
(h)(1)	Master Transfer Agency and Service Agreement, filed herewith.
(h)(2)	Sub-Transfer Agency and Service Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 46, April 28, 2006, accession number 0000205355-06-000004.
(h)(3)	Servicing Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 46, April 28, 2006, accession number 0000205355-06-000004. Servicing Agreement Schedule A, filed herewith.
(h)(4)

Administrative Services Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 46, April 28, 2006, accession number 0000205355-06-000004.
Administrative Services Agreement Schedule A incorporated by reference to Registrant's Post-Effective Amendment No. 46, April 28, 2006, accession number 0000205355-06-000004.

(i)	Opinion and Consent of Counsel, filed herewith.
(j)	Consent of Independent Auditors, filed herewith.
(m)(1)

Plan of Distribution for Class A incorporated by reference to Registrant's Post-Effective Amendment No. 40, April 27, 2000, accession number 0000205355-00-000004.
Plan Schedule A for Class A incorporated by reference to Registrant's Post-Effective Amendment No. 40, April 27, 2000, accession number 0000205355-00-000004..

(m)(2)

Plan of Distribution for Class B & C, incorporated by reference to Registrant's Post-Effective Amendment No. 46, April 28, 2006, accession number 0000205355-06-000004.
Plan Schedule A for Class B & C, incorporated by reference to Registrant's Post-Effective Amendment No. 46, April 28, 2006, accession number 0000205355-06-000004.

(n)	Rule 18f-3 Multiple-class Plan, filed herewith.
(o)	Power of Attorney Forms, filed herewith.
(p)	Code of Ethics for CAMCO incorporated by reference to Post-Effective Amendment No. 45, dated May 2, 2005, accession number 0000205355-05-000007.

Item 24. Persons Controlled by or Under Common Control With Registrant

Not applicable.

Item 25. Indemnification

Registrant's By-Laws, Exhibit 2 of this Registration Statement, provides, in summary, that officers and trustees/directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees/Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $10 million in trustees/directors and officers liability coverage, plus $5 million in excess trustees/directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $12 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Group Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

Item 26. Business and Other Connections of Investment Adviser

Name	Name of Company, Principal Business and Address	Capacity
Barbara J. Krumsiek
	Calvert Variable Series, Inc.	Officer
	Calvert Municipal Fund, Inc.	and
	Calvert World Values Fund, Inc.	Director
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
	Government Income	and
	Calvert Tax-Free Reserves	Trustee
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
	Investment Advisor	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

	Calvert Group, Ltd.	Officer
	Holding Company	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
	Transfer Agent	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
	Service Company	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
	Broker-Dealer	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

Ronald M. Wolfsheimer
	First Variable Rate Fund	Officer
for Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
	Service Company	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
	Broker-Dealer	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

David R. Rochat
	First Variable Rate Fund	Officer
for Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
The Calvert Fund
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Municipal Fund, Inc.	Officer
Investment Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Chelsea Securities, Inc.	Officer
Securities Firm
Post Office Box 93
Chelsea, Vermont 05038

	Grady, Berwald & Co.	Officer
Holding Company
43A South Finley Avenue
Basking Ridge, NJ 07920

William M. Tartikoff
Acacia National Life
	Insurance	Officer
Insurance Company
7315 Wisconsin Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Administrative	Officer
Services Company
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co. Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Director
	Broker-Dealer	and Officer
4550 Montgomery Avenue
Bethesda, Maryland 20814

Susan Walker Bender
	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
Broker-Dealer
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Ivy Wafford Duke
	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
Broker-Dealer
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814
Lancelot King
	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
Broker-Dealer
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Jane Maxwell
	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
Broker-Dealer
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Andrew Niebler
	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
Broker-Dealer
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

AugustoMacedo
	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
Broker-Dealer
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Catherine Roy
Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Steve Falci
Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Bennett Freeman
	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

HuiPing Ho
	First Variable Rate Fund	Assistant
	for Government Income	Treasurer
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Daniel K. Hayes
Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

John Nichols
	Calvert Asset Management	Officer
Company, Inc.
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Gregory Habeeb
	Calvert Asset Management	Officer
Company, Inc.
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Thomas Dailey
	Calvert Asset Management	Officer
Company, Inc.
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

James O'Boyle
	Calvert Asset Management	Officer
Company, Inc.
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Robert Enderson
	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
Broker-Dealer
4550 Montgomery Avenue
Bethesda, Maryland 20814

Item 27. Principal Underwriters

          (a)     Registrant's principal underwriter underwrites shares of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert Social Index Series, Inc., Calvert Variable Series, Inc., and Calvert Impact Fund, Inc.

          (b)     Positions of Underwriter's Officers and Directors

Name and Principal Business Address*	Position(s) with Underwriter	Position(s) with Registrant
Barbara J. Krumsiek	Director and Chief Executive Officer	Director
Ronald M. Wolfsheimer	Director, Senior Vice President and Chief Financial Officer	Treasurer
William M. Tartikoff	Senior Vice President and Secretary	Vice President and Secretary
Craig Cloyed	Director and President	None
Reginald Stanley	Senior Vice President	None
Alison Smith	Vice President	None
Stan Young	Vice President	None
David Leach	Vice President	None
Robert Enderson	Vice President	None
Geoffrey Ashton	Regional Vice President	None
Timothy O'Leary	Regional Vice President	None
Bill Hairgrove	Regional Vice President	None
Anthony Eames	Regional Vice President	None
Steve Himber	Regional Vice President	None
Tanya Williams	Regional Vice President	None
Ben Ogbogu	Regional Vice President	None
Christine Teske	Regional Vice President	None
Jeanine L. Perkins	Regional Vice President	None
Steven Yoon	Regional Vice President	None
David McClellan	Regional Vice President	None
Rachel DeCosta-Martin	Regional Vice President	None
Scott Metz	Regional Vice President	None
Pamela Rivers	Regional Vice President	None
Susan Walker Bender	Assistant Secretary	Assistant Secretary
Ivy Wafford Duke	Assistant Secretary	Assistant Secretary
Lancelot King	Assistant Secretary	Assistant Secretary
Jane Maxwell	Assistant Secretary	Assistant Secretary
AugustoMacedo	Assistant Secretary	Assistant Secretary
Andrew Niebler	Assistant Secretary	Assistant Secretary
Edith Lillie	Assistant Secretary	Assistant Secretary
HuiPing Ho	Assistant Treasurer	Assistant Treasurer

*4550 Montgomery Avenue Bethesda, Maryland 20814

          (c)      Inapplicable.

Item 28. Location of Accounts and Records

          Ronald M. Wolfsheimer, Treasurer
                             and
         William M. Tartikoff, Assistant Secretary
         4550 Montgomery Avenue, Suite 1000N
         Bethesda, Maryland 20814

Item 29. Management Services

         Not Applicable

Item 30. Undertakings

         Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 27th day of April, 2007.

 FIRST VARIABLE RATE FUND

By:

_______________**__________________
Barbara J. Krumsiek
President and Trustee

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 27th day of April, 2007 by the following persons in the capacities indicated.

Signature	Title
__________**____________	President and Trustee
Barbara J. Krumsiek
__________**____________	Treasurer
Ronald M. Wolfsheimer
__________**____________ Richard L. Baird, Jr.	Trustee
__________**____________	Trustee
Frank H. Blatz, Jr.
__________**____________	Trustee
Douglas E. Feldman
__________**____________	Trustee
Peter W. Gavian
__________**_____________	Trustee
John G. Guffey, Jr.
__________**____________	Trustee
M. Charito Kruvant
__________**____________	Trustee
Arthur J. Pugh
__________**____________	Trustee
David R. Rochat
__________**____________	Trustee
D. Wayne Silby

**By: /s/ Lancelot King
Lancelot King

Executed by Lancelot King, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney filed herewith.